N-4	Apr. 11, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Brighthouse Variable Annuity Account B
Entity Central Index Key	0000917952
Entity Investment Company Type	N-4
Document Period End Date	Apr. 11, 2024
Amendment Flag	false
Class S III
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you elect the “Class S” Contract class and you withdraw money during the first 7 full Contract Years following a Purchase Payment, you may be assessed a withdrawal charge of up to 7% of the Purchase Payment withdrawn, declining to 0% over that time period.
If you elect the “Class S – L Share Option” Contract class and you withdraw money during the first 4 full Contract Years following a Purchase Payment, you may be assessed a withdrawal charge of up to 7% of the Purchase
Payment withdrawn, declining to 0% over that time period.
For example, if you elect either Contract class and make an early withdrawal, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.
Fee Table and Examples Expenses – Withdrawal Charge
Transaction Charges
In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options.
Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Expenses – Transfer Fee
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Investment Portfolios Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)[1]	1.17%	1.87%
	Investment options (Portfolio Company fees and expenses)[2]	0.53%	4.52%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.90%[3]	1.35%[4]
1 As a percentage of average Account Value in the Separate Account. The charge shown also includes the Account Fee.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
3 As a percentage of the guaranteed withdrawal amount, which is a value used to calculate your benefit. This charge is the current charge for the least expensive optional benefit.
4 As a percentage of the Benefit Base, which is a value used to calculate your benefit. This charge is the current charge for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,564	Highest Annual Cost $5,318
	Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio Company
fees and expenses
•No optional benefits
•No additional Purchase Payments,
transfers, or withdrawals

•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract classes, optional
benefits, and Portfolio
Company fees and expenses
•No additional Purchase
Payments, transfers, or
withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you elect the “Class S” Contract class and you withdraw money during the first 7 full Contract Years following a Purchase Payment, you may be assessed a withdrawal charge of up to 7% of the Purchase Payment withdrawn, declining to 0% over that time period.
If you elect the “Class S – L Share Option” Contract class and you withdraw money during the first 4 full Contract Years following a Purchase Payment, you may be assessed a withdrawal charge of up to 7% of the Purchase
Payment withdrawn, declining to 0% over that time period.
For example, if you elect either Contract class and make an early withdrawal, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.
Fee Table and Examples Expenses – Withdrawal Charge

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges
In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options.
Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Expenses – Transfer Fee

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Investment Portfolios Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)[1]	1.17%	1.87%
	Investment options (Portfolio Company fees and expenses)[2]	0.53%	4.52%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.90%[3]	1.35%[4]
1 As a percentage of average Account Value in the Separate Account. The charge shown also includes the Account Fee.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
3 As a percentage of the guaranteed withdrawal amount, which is a value used to calculate your benefit. This charge is the current charge for the least expensive optional benefit.
4 As a percentage of the Benefit Base, which is a value used to calculate your benefit. This charge is the current charge for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,564	Highest Annual Cost $5,318
	Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio Company
fees and expenses
•No optional benefits
•No additional Purchase Payments,
transfers, or withdrawals

•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract classes, optional
benefits, and Portfolio
Company fees and expenses
•No additional Purchase
Payments, transfers, or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.17%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.87%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Account Value in the Separate Account. The charge shown also includes the Account Fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.53%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.52%
Investment Options Footnotes [Text Block]	2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
Optional Benefits Minimum [Percent]	0.90%
Optional Benefits Maximum [Percent]	1.35%
Optional Benefits Footnotes [Text Block]	3 As a percentage of the guaranteed withdrawal amount, which is a value used to calculate your benefit. This charge is the current charge for the least expensive optional benefit.[4] As a percentage of the Benefit Base, which is a value used to calculate your benefit. This charge is the current charge for the most expensive optional benefit.
Lowest Annual Cost [Dollars]	$ 1,564
Highest Annual Cost [Dollars]	$ 5,318
Risks [Table Text Block]
Risks
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges may apply for the first 7 years of the Contract if Class S has been elected or the first 4 years of the Contract if the Class S – L Share
Option has been elected. Withdrawal charges will reduce the value of your
Contract if you withdraw money during the applicable time period.
The benefits of tax deferral and living benefit protection also mean the
Contract is more beneficial to investors with a long time horizon.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies).
•Each investment option has its own unique risks.
•You should review the prospectuses for the available funds before making an investment decision.
Principal Risks
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Brighthouse, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Principal Risks

Investment Restrictions [Text Block]	•Currently, we allow unlimited transfers without charge among investment options during the Accumulation Phase. However, we reserve the right to impose a charge for transfers in excess of 12 per year.•We reserve the right to limit transfers in circumstances of frequent or large transfers.•We reserve the right to remove or substitute the Portfolio Companies available as investment options under the Contract.
Optional Benefit Restrictions [Text Block]	•Certain optional benefits limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.•Certain optional benefits may vary by selling firm.•Certain optional benefits could limit subsequent Purchase Payments.•Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.•We may stop offering an optional benefit at any time for new sales.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.•You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own an insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	FEE TABLE AND EXAMPLESThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, make withdrawals from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted. New York does not currently assess premium taxes on Purchase Payments.
  Transaction Expenses
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%
Transfer Fee (Note 2)	$25 $0 (First 12 per year)
Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Class S – L Share Option
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4 and thereafter	0
Class S
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0
Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future. The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Investment Portfolio fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses
Administrative Expenses (Note 1)	$30
Base Contract Expenses (Note 2)
(as a percentage of Account Value)
Class S – L Share Option	1.85%
Class S	1.15%
Optional Benefit Expenses (Note 3, Note 4)
Guaranteed Withdrawal Benefit (GWB) Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 5))
GWB v1 — maximum charge	1.80%
GWB v1 — current charge	0.90%
Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider Charges
(as a percentage of the Benefit Base (Note 6))
	Maximum Charge	Current Charge
FlexChoice Access (Note 7)	2.00%	1.35%
FlexChoice (Note 7)	2.00%	1.20%
Note 1. We call this the “Account Fee” in your Contract, as well as in other places in the prospectus. It is charged every Contract Year on your Contract Anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. For instance, if your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract. See “Expenses” section of the prospectus, under the sub-heading “Account Fee”. In the section entitled “Important Information You Should Consider About Your Contract” earlier in this prospectus, we are required to present this fee as part of the Base Contract. Note 2. We call these the “Separate Account Charges” in your Contract, as well as in other places in the prospectus. This charge is deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Base Contract Expenses” for more information. Note 3. These charges are deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 4: These charges are deducted solely from Account Value in the Separate Account. You may not elect certain other optional benefits together. Specifically, the Guaranteed Lifetime Withdrawal Benefit: You may not select this rider together with the GWB v1 rider. Note 5. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Withdrawal Benefit” for a definition of the term Total Guaranteed Withdrawal Amount. The GWB rider charge may increase upon an Automatic Annual Step-Up, but it will not exceed the maximum charge listed in this table. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 6. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 7. The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to February 12, 2018 were issued with the FlexChoice version of GLWB. FlexChoice Access Level is currently available for purchase. FlexChoice and FlexChoice Access Expedite are no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for more information about FlexChoice Access and FlexChoice. The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. A complete list of Investment Portfolios available under the Contract, including their annual expenses, may be found in Appendix A. Annual Investment Portfolio Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	4.52%

Transaction Expenses [Table Text Block]	Transaction Expenses
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%
Transfer Fee (Note 2)	$25 $0 (First 12 per year)
Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Class S – L Share Option
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4 and thereafter	0
Class S
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Class S – L Share Option
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4 and thereafter	0
Class S
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0

Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Current [Dollars]	$ 0
Exchange Fee, Footnotes [Text Block]	Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
Annual Contract Expenses [Table Text Block]	The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Investment Portfolio fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses
Administrative Expenses (Note 1)	$30
Base Contract Expenses (Note 2)
(as a percentage of Account Value)
Class S – L Share Option	1.85%
Class S	1.15%
Optional Benefit Expenses (Note 3, Note 4)
Guaranteed Withdrawal Benefit (GWB) Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 5))
GWB v1 — maximum charge	1.80%
GWB v1 — current charge	0.90%
Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider Charges
(as a percentage of the Benefit Base (Note 6))
	Maximum Charge	Current Charge
FlexChoice Access (Note 7)	2.00%	1.35%
FlexChoice (Note 7)	2.00%	1.20%
Note 1. We call this the “Account Fee” in your Contract, as well as in other places in the prospectus. It is charged every Contract Year on your Contract Anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. For instance, if your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract. See “Expenses” section of the prospectus, under the sub-heading “Account Fee”. In the section entitled “Important Information You Should Consider About Your Contract” earlier in this prospectus, we are required to present this fee as part of the Base Contract. Note 2. We call these the “Separate Account Charges” in your Contract, as well as in other places in the prospectus. This charge is deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Base Contract Expenses” for more information. Note 3. These charges are deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 4: These charges are deducted solely from Account Value in the Separate Account. You may not elect certain other optional benefits together. Specifically, the Guaranteed Lifetime Withdrawal Benefit: You may not select this rider together with the GWB v1 rider. Note 5. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Withdrawal Benefit” for a definition of the term Total Guaranteed Withdrawal Amount. The GWB rider charge may increase upon an Automatic Annual Step-Up, but it will not exceed the maximum charge listed in this table. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 6. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 7. The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to February 12, 2018 were issued with the FlexChoice version of GLWB. FlexChoice Access Level is currently available for purchase. FlexChoice and FlexChoice Access Expedite are no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for more information about FlexChoice Access and FlexChoice.
Administrative Expense, Current [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	Note 1. We call this the “Account Fee” in your Contract, as well as in other places in the prospectus. It is charged every Contract Year on your Contract Anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. For instance, if your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract. See “Expenses” section of the prospectus, under the sub-heading “Account Fee”.
Base Contract Expense (of Average Account Value), Current [Percent]	1.15%
Base Contract Expense, Footnotes [Text Block]	Note 2. We call these the “Separate Account Charges” in your Contract, as well as in other places in the prospectus. This charge is deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Base Contract Expenses” for more information.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Investment Portfolio Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	4.52%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.53%
Portfolio Company Expenses Maximum [Percent]	4.52%
Surrender Example [Table Text Block]
Time Periods
	1 year	3 years	5 years	10 years
maximum	$14,671	$27,959	$40,449	$70,013
minimum	$10,030	$14,671	$19,360	$33,134
Time Periods
	1 year	3 years	5 years	10 years
maximum	$15,371	$29,871	$39,736	$74,390
minimum	$10,730	$16,734	$19,131	$39,508

Surrender Expense, 1 Year, Maximum [Dollars]	$ 15,371
Surrender Expense, 1 Year, Minimum [Dollars]	10,730
Surrender Expense, 3 Years, Maximum [Dollars]	29,871
Surrender Expense, 3 Years, Minimum [Dollars]	16,734
Surrender Expense, 5 Years, Maximum [Dollars]	39,736
Surrender Expense, 5 Years, Minimum [Dollars]	19,131
Surrender Expense, 10 Years, Maximum [Dollars]	74,390
Surrender Expense, 10 Years, Minimum [Dollars]	39,508
Annuitized Expense, 1 Year, Maximum [Dollars]	8,371
Annuitized Expense, 1 Year, Minimum [Dollars]	3,730
Annuitized Expense, 3 Years, Maximum [Dollars]	24,471
Annuitized Expense, 3 Years, Minimum [Dollars]	11,334
Annuitized Expense, 5 Years, Maximum [Dollars]	39,736
Annuitized Expense, 5 Years, Minimum [Dollars]	19,131
Annuitized Expense, 10 Years, Maximum [Dollars]	74,390
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 39,508
No Surrender Example [Table Text Block]
Time Periods
	1 year	3 years	5 years	10 years
maximum	$7,671	$22,559	$36,849	$70,013
minimum	$3,030	$9,271	$15,760	$33,134
Time Periods
	1 year	3 years	5 years	10 years
maximum	$8,371	$24,471	$39,736	$74,390
minimum	$3,730	$11,334	$19,131	$39,508

Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT Unsuitable as Short-Term Savings Vehicle. The contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your financial representative. Investment Risk. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen. The Account Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Portfolio. This risk could have a significant negative impact on certain benefits and guarantees under the contract. The investment risks are described in the prospectuses for the Investment Portfolios. Investment Portfolios That Have A Managed Volatility Strategy. Certain Investment Portfolios are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to these Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns. If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy. Investment Restrictions – Opportunity Risks. Generally, the living benefit riders impose restrictions and limitations on your choices of Investment Portfolios. These restrictions and requirements are intended to protect Brighthouse, and reduce the likelihood that we will have to pay guaranteed benefits under the riders out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the portfolio companies – this means your opportunity for investment gains may be limited. Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise. Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the contract), and prior to age 59 1∕2 a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains. Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in our systems and the systems of third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. A cyber-attack could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for us. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters and events may adversely affect our ability to conduct business or administer the contract, particularly if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
Item 10. Benefits Available (N-4) [Text Block]	BENEFITS AVAILABLE UNDER THE CONTRACT The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Dollar Cost Averaging Program	Allows you to systematically transfer a set amount each month from Investment Portfolios to other available Investment Portfolios	Standard	No Charge	N/A	•Available only during the Accumulation phase •Transfers only available from the BlackRock Ultra- Short Term Bond Portfolio •Not available with the GWB rider or GLWB rider
Automatic Rebalancing Program	Allows us to automatically rebalance your Account Value to return to your original percentage allocations	Standard	No Charge	N/A	•Available only during the Accumulation phase
Systematic Withdrawal Program	Allows you to set up an automatic payment of up to 10% of your total Purchase Payments each year	Standard	No Charge	N/A	•Each payment must be at least $100 (unless we consent otherwise) •In the first Contract Year, only monthly or quarterly payments are allowed
Nursing Home or Hospital Confinement Rider	Allows you to withdraw Account Value without a withdrawal charge	Standard	No Charge	N/A
•Must own contract for at
least one year
•You or your joint owner
must be confined for at
least 90 days
•Confinement must be
prescribed by a physician
and be medically necessary
•Terminates on Annuity
Date
•Not available for owners
81 or older on the contract
issue date

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Terminal Illness Rider	Allows you to withdraw Account Value without a withdrawal charge	Standard	No Charge	N/A
•Must own contract for at
least one year to incur no
withdrawal charge
•Must be terminally ill and
not expected to live more
than 12 months; a
physician certifies to your
illness and life expectancy;
you were not diagnosed
with the terminal illness as
of the date we issued your
contract; and you have
been the Owner
continuously since the
contract was issued (or
have become the Owner as
the spousal Beneficiary
who continues the
contract)
•Terminates on Annuity
Date
•Not available for owners
81 or older on the contract
issue date

Standard Death Benefit – Principal Protection	Pays a minimum death benefit at least equal to the greater of the Account Value or total Purchase Payments adjusted for any withdrawals	Standard	No Charge	N/A	•Withdrawals may proportionately reduce the benefit, and such reductions could be significant
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Withdrawal Benefit (GWB v1)	Guarantees that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals regardless of investment performance	Optional	1.80% of the Total Guaranteed Withdrawal Amount	0.90% of the Total Guaranteed Withdrawal Amount
•Available to owners 80 or
younger
•You may not have this
benefit and another living
benefit rider (the
Guaranteed Lifetime
Withdrawal Benefit) in
effect at the same time
•You may elect to cancel
the GWB rider on the
contract anniversary every
five Contract Years for the
first 15 Contract Years
and annually thereafter
•Benefit subject to
Investment Portfolio
allocation restrictions
•While the GWB rider is in
effect, you are limited to
making Purchase Payments
within the GWB Purchase
Payment Period
•Certain withdrawals could
significantly reduce or
even terminate the benefit
•Payment Enhancement
Feature is only available if
the oldest Owner is age 75
or younger at the contract
issue date

Guaranteed Lifetime Withdrawal Benefit – FlexChoice Access Level	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.35% of the Benefit Base
•Available to owners at
least age 50 and not older
than 85
•Offers a fixed GLWB
Withdrawal Rate and
GLWB Lifetime Guarantee
Rate throughout your
lifetime
•You may elect to cancel
the GLWB rider on the
Contract anniversary every
five Contract Years for the
first 10 Contract Years
and annually thereafter
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefit

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Lifetime Withdrawal Benefit – FlexChoice Access Expedite	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.35% of the Benefit Base
•No longer available
•Offers a higher GLWB
Withdrawal Rate while
your Account Value is
greater than zero and a
reduced GLWB Lifetime
Guarantee Rate if your
Account Value is reduced
to zero
•You may elect to cancel
the GLWB rider on the
Contract anniversary every
five Contract Years for the
first 10 Contract Years
and annually thereafter
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefit

Guaranteed Lifetime Withdrawal Benefit – FlexChoice Level	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.20% of the Benefit Base
•No longer available
•Offers a fixed GLWB
Withdrawal Rate and
GLWB Lifetime Guarantee
Rate throughout your
lifetime
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefit

Guaranteed Lifetime Withdrawal Benefit – FlexChoice Expedite	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.20% of the Benefit Base
•No longer available
•Offers a higher GLWB
Withdrawal Rate while
your Account Value is
greater than zero and a
reduced GLWB Lifetime
Guarantee Rate if your
Account Value is reduced
to zero
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefit

Certain optional benefits that are available may vary by selling firm. Contact your financial representative for more information.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Dollar Cost Averaging Program	Allows you to systematically transfer a set amount each month from Investment Portfolios to other available Investment Portfolios	Standard	No Charge	N/A	•Available only during the Accumulation phase •Transfers only available from the BlackRock Ultra- Short Term Bond Portfolio •Not available with the GWB rider or GLWB rider
Automatic Rebalancing Program	Allows us to automatically rebalance your Account Value to return to your original percentage allocations	Standard	No Charge	N/A	•Available only during the Accumulation phase
Systematic Withdrawal Program	Allows you to set up an automatic payment of up to 10% of your total Purchase Payments each year	Standard	No Charge	N/A	•Each payment must be at least $100 (unless we consent otherwise) •In the first Contract Year, only monthly or quarterly payments are allowed
Nursing Home or Hospital Confinement Rider	Allows you to withdraw Account Value without a withdrawal charge	Standard	No Charge	N/A
•Must own contract for at
least one year
•You or your joint owner
must be confined for at
least 90 days
•Confinement must be
prescribed by a physician
and be medically necessary
•Terminates on Annuity
Date
•Not available for owners
81 or older on the contract
issue date

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Terminal Illness Rider	Allows you to withdraw Account Value without a withdrawal charge	Standard	No Charge	N/A
•Must own contract for at
least one year to incur no
withdrawal charge
•Must be terminally ill and
not expected to live more
than 12 months; a
physician certifies to your
illness and life expectancy;
you were not diagnosed
with the terminal illness as
of the date we issued your
contract; and you have
been the Owner
continuously since the
contract was issued (or
have become the Owner as
the spousal Beneficiary
who continues the
contract)
•Terminates on Annuity
Date
•Not available for owners
81 or older on the contract
issue date

Standard Death Benefit – Principal Protection	Pays a minimum death benefit at least equal to the greater of the Account Value or total Purchase Payments adjusted for any withdrawals	Standard	No Charge	N/A	•Withdrawals may proportionately reduce the benefit, and such reductions could be significant
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Withdrawal Benefit (GWB v1)	Guarantees that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals regardless of investment performance	Optional	1.80% of the Total Guaranteed Withdrawal Amount	0.90% of the Total Guaranteed Withdrawal Amount
•Available to owners 80 or
younger
•You may not have this
benefit and another living
benefit rider (the
Guaranteed Lifetime
Withdrawal Benefit) in
effect at the same time
•You may elect to cancel
the GWB rider on the
contract anniversary every
five Contract Years for the
first 15 Contract Years
and annually thereafter
•Benefit subject to
Investment Portfolio
allocation restrictions
•While the GWB rider is in
effect, you are limited to
making Purchase Payments
within the GWB Purchase
Payment Period
•Certain withdrawals could
significantly reduce or
even terminate the benefit
•Payment Enhancement
Feature is only available if
the oldest Owner is age 75
or younger at the contract
issue date

Guaranteed Lifetime Withdrawal Benefit – FlexChoice Access Level	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.35% of the Benefit Base
•Available to owners at
least age 50 and not older
than 85
•Offers a fixed GLWB
Withdrawal Rate and
GLWB Lifetime Guarantee
Rate throughout your
lifetime
•You may elect to cancel
the GLWB rider on the
Contract anniversary every
five Contract Years for the
first 10 Contract Years
and annually thereafter
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefit

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Lifetime Withdrawal Benefit – FlexChoice Access Expedite	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.35% of the Benefit Base
•No longer available
•Offers a higher GLWB
Withdrawal Rate while
your Account Value is
greater than zero and a
reduced GLWB Lifetime
Guarantee Rate if your
Account Value is reduced
to zero
•You may elect to cancel
the GLWB rider on the
Contract anniversary every
five Contract Years for the
first 10 Contract Years
and annually thereafter
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefit

Guaranteed Lifetime Withdrawal Benefit – FlexChoice Level	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.20% of the Benefit Base
•No longer available
•Offers a fixed GLWB
Withdrawal Rate and
GLWB Lifetime Guarantee
Rate throughout your
lifetime
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefit

Guaranteed Lifetime Withdrawal Benefit – FlexChoice Expedite	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.20% of the Benefit Base
•No longer available
•Offers a higher GLWB
Withdrawal Rate while
your Account Value is
greater than zero and a
reduced GLWB Lifetime
Guarantee Rate if your
Account Value is reduced
to zero
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefit

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description ofRestrictions /Limitations
Name of Benefit [Text Block]	Name of Benefit
Operation of Benefit [Text Block]	Optional Benefits
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX A Investment Portfolios Available Under the Contract The following is a list of Investment Portfolios under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF54. You can also request this information at no cost by calling (888) 243-1932 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits you choose, you may not be able to invest in certain Investment Portfolios. See Appendix B:Investment Portfolios Available Under the Benefits Offered Under the Contract. The current expenses and performance information below reflects fees and expenses of the Investment Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund — Class III# BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.02%	12.49%	7.39%	4.63%
Seeks capital appreciation and current income.	AB Global Dynamic Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.90%	11.64%	3.99%	3.70%
Seeks to maximize total return.	AB International Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.88%	8.91%	—	—
Seeks long-term capital appreciation.	Allspring Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	0.98%	9.02%	13.21%	7.60%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	16.49%	8.48%	6.67%
Seeks growth of capital.	American Funds® Growth Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	20.27%	10.43%	8.01%
Seeks to achieve growth of capital.	American Funds® Growth Portfolio — Class C Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM	0.92%	37.99%	18.29%	13.99%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.94%	12.91%	6.76%	5.49%
Seeks capital appreciation and current income.	BlackRock Global Tactical Strategies Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.93%	13.32%	4.89%	3.97%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.90%	13.07%	5.66%	4.53%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.99%	20.81%	11.55%	7.92%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Balanced Plus Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC	0.97%	9.24%	5.01%	4.78%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	1.12%	13.95%	10.81%	7.17%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited	1.21%	6.47%	2.88%	1.30%
Seeks a high level of current income.	Brighthouse/Eaton Vance Floating Rate Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management	0.95%	10.79%	4.27%	3.41%
Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.73%	5.59%	1.51%	1.29%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.90%	12.73%	6.15%	4.38%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.98%	18.95%	7.24%	3.19%
Seeks total return.	Invesco Balanced-Risk Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.94%	6.44%	5.36%	4.21%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.21%	13.33%	8.86%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	34.58%	12.20%	8.41%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	11.90%	8.64%	7.39%
Seeks to maximize total return.	JPMorgan Core Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.70%	5.71%	1.17%	1.69%
Seeks capital appreciation and current income.	JPMorgan Global Active Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.98%	10.51%	5.56%	4.66%
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	22.20%	9.41%	7.19%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	51.73%	16.12%	10.53%
Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	MetLife Multi-Index Targeted Risk Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Management, LLC	0.66%	13.82%	5.03%	4.44%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.90%	12.82%	8.54%	4.17%
Seeks total return.	PanAgora Global Diversified Risk Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.	0.98%	4.71%	2.47%	—
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.93%	3.59%	3.05%	2.08%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.80%	6.05%	1.01%	1.60%
Seeks capital appreciation and current income.	Schroders Global Multi-Asset Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Schroder Investment Management North America Inc.	0.95%	15.02%	4.88%	4.02%
Seeks to provide total return, primarily through capital appreciation.	SSGA Emerging Markets Enhanced Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc	0.98%	12.50%	—	—
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.77%	13.97%	7.51%	5.49%
Seeks growth of capital.	SSGA Growth ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.80%	15.75%	9.20%	6.43%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	9.64%	11.26%	8.66%
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. Sub-Subadviser: T. Rowe Price Investment Management, Inc.	0.95%	19.84%	11.63%	10.45%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	9.94%	14.38%	8.30%
Seeks a high level of current income, consistent with preservation of principal.	Western Asset Management Government Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.72%	4.39%	0.21%	1.26%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	1.00%	18.36%	6.88%	4.46%
Seeks a competitive total return primarily from investing in fixed- income securities.	BlackRock Bond Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.64%	5.59%	1.28%	1.95%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.82%	49.23%	15.86%	12.60%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.61%	4.80%	1.50%	0.98%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.89%	7.83%	3.62%	3.05%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.89%	10.52%	5.60%	4.34%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.59%	7.72%	5.67%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.94%	17.30%	9.75%	6.91%
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.02%	18.24%	11.28%	6.48%
Seeks long-term capital appreciation.	Brighthouse/Dimensional International Small Company Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP	1.05%	13.52%	7.32%	4.42%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.86%	7.38%	12.84%	10.08%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.96%	17.73%	10.99%	9.01%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.80%	52.86%	17.69%	14.03%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.58%	4.90%	0.57%	1.27%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.61%	15.76%	12.00%	8.68%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.69%	17.58%	7.67%	3.75%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.62%	16.47%	9.57%	6.84%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	25.63%	15.10%	11.47%
Seeks capital appreciation.	MFS® Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.83%	7.85%	11.27%	8.51%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.05%	15.20%	12.13%	8.48%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	46.53%	13.23%	11.60%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.81%	9.22%	2.54%	2.76%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.75%	4.59%	0.70%	0.98%
Seeks long-term growth of capital.	Janus Henderson Global Sustainable Equity Portfolio — Service Shares# Janus Henderson Investors US LLC	1.12%	23.24%	—	—
#Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.*This Investment Portfolio is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). See “Principal Risks of Investing in the Contract.”‡This Investment Portfolio is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Investment Portfolioinvests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Prospectuses Available [Text Block]	The following is a list of Investment Portfolios under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF54. You can also request this information at no cost by calling (888) 243-1932 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits you choose, you may not be able to invest in certain Investment Portfolios. See Appendix B:Investment Portfolios Available Under the Benefits Offered Under the Contract. The current expenses and performance information below reflects fees and expenses of the Investment Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund — Class III# BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.02%	12.49%	7.39%	4.63%
Seeks capital appreciation and current income.	AB Global Dynamic Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.90%	11.64%	3.99%	3.70%
Seeks to maximize total return.	AB International Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.88%	8.91%	—	—
Seeks long-term capital appreciation.	Allspring Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	0.98%	9.02%	13.21%	7.60%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	16.49%	8.48%	6.67%
Seeks growth of capital.	American Funds® Growth Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	20.27%	10.43%	8.01%
Seeks to achieve growth of capital.	American Funds® Growth Portfolio — Class C Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM	0.92%	37.99%	18.29%	13.99%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.94%	12.91%	6.76%	5.49%
Seeks capital appreciation and current income.	BlackRock Global Tactical Strategies Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.93%	13.32%	4.89%	3.97%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.90%	13.07%	5.66%	4.53%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.99%	20.81%	11.55%	7.92%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Balanced Plus Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC	0.97%	9.24%	5.01%	4.78%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	1.12%	13.95%	10.81%	7.17%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited	1.21%	6.47%	2.88%	1.30%
Seeks a high level of current income.	Brighthouse/Eaton Vance Floating Rate Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management	0.95%	10.79%	4.27%	3.41%
Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.73%	5.59%	1.51%	1.29%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.90%	12.73%	6.15%	4.38%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.98%	18.95%	7.24%	3.19%
Seeks total return.	Invesco Balanced-Risk Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.94%	6.44%	5.36%	4.21%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.21%	13.33%	8.86%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	34.58%	12.20%	8.41%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	11.90%	8.64%	7.39%
Seeks to maximize total return.	JPMorgan Core Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.70%	5.71%	1.17%	1.69%
Seeks capital appreciation and current income.	JPMorgan Global Active Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.98%	10.51%	5.56%	4.66%
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	22.20%	9.41%	7.19%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	51.73%	16.12%	10.53%
Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	MetLife Multi-Index Targeted Risk Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Management, LLC	0.66%	13.82%	5.03%	4.44%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.90%	12.82%	8.54%	4.17%
Seeks total return.	PanAgora Global Diversified Risk Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.	0.98%	4.71%	2.47%	—
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.93%	3.59%	3.05%	2.08%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.80%	6.05%	1.01%	1.60%
Seeks capital appreciation and current income.	Schroders Global Multi-Asset Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Schroder Investment Management North America Inc.	0.95%	15.02%	4.88%	4.02%
Seeks to provide total return, primarily through capital appreciation.	SSGA Emerging Markets Enhanced Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc	0.98%	12.50%	—	—
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.77%	13.97%	7.51%	5.49%
Seeks growth of capital.	SSGA Growth ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.80%	15.75%	9.20%	6.43%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	9.64%	11.26%	8.66%
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. Sub-Subadviser: T. Rowe Price Investment Management, Inc.	0.95%	19.84%	11.63%	10.45%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	9.94%	14.38%	8.30%
Seeks a high level of current income, consistent with preservation of principal.	Western Asset Management Government Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.72%	4.39%	0.21%	1.26%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	1.00%	18.36%	6.88%	4.46%
Seeks a competitive total return primarily from investing in fixed- income securities.	BlackRock Bond Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.64%	5.59%	1.28%	1.95%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.82%	49.23%	15.86%	12.60%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.61%	4.80%	1.50%	0.98%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.89%	7.83%	3.62%	3.05%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.89%	10.52%	5.60%	4.34%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.59%	7.72%	5.67%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.94%	17.30%	9.75%	6.91%
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.02%	18.24%	11.28%	6.48%
Seeks long-term capital appreciation.	Brighthouse/Dimensional International Small Company Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP	1.05%	13.52%	7.32%	4.42%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.86%	7.38%	12.84%	10.08%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.96%	17.73%	10.99%	9.01%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.80%	52.86%	17.69%	14.03%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.58%	4.90%	0.57%	1.27%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.61%	15.76%	12.00%	8.68%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.69%	17.58%	7.67%	3.75%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.62%	16.47%	9.57%	6.84%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	25.63%	15.10%	11.47%
Seeks capital appreciation.	MFS® Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.83%	7.85%	11.27%	8.51%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.05%	15.20%	12.13%	8.48%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	46.53%	13.23%	11.60%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.81%	9.22%	2.54%	2.76%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.75%	4.59%	0.70%	0.98%
Seeks long-term growth of capital.	Janus Henderson Global Sustainable Equity Portfolio — Service Shares# Janus Henderson Investors US LLC	1.12%	23.24%	—	—

Portfolio Company Objective [Text Block]	Investment Objectives
Benefits Available for Portfolio Companies [Table Text Block]	APPENDIX B Investment Portfolios Available Under the Benefits Offered Under the Contract If you have elected an optional benefit under the contract, your contract may be subject to investment allocation restrictions, as reflected in the following table. See “Investment Allocation Restrictions for Certain Riders” for more details. If your optional benefit is not included in the table below, your contract is not currently subject to any investment allocation restrictions.
Optional Benefit
GWB v1
FlexChoice Access GLWB
FlexChoice GLWB
You may not allocate Purchase Payments to the Standard Dollar Cost Averaging Program if you elect any of these optional benefits.Investment Allocation and Other Purchase Payment Restrictions for the GWB v1 Rider GWB v1 Rider. If you elect the GWB v1 rider, you may allocate your Purchase Payments and Account Value only among the following Investment Portfolios:
AB Global Dynamic Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
JPMorgan Global Active Allocation Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
Western Asset Management Government Income Portfolio
Investment Allocation and Other Purchase Payment Restrictions for the GLWB FlexChoice Access GLWB (available for purchase on and after February 12, 2018). If you elect the FlexChoice Access GLWB, you must allocate your investments according to either Option A or Option B below. Option A. You must allocate 100% of your Purchase Payments or Account Value among:
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Allocation V.I. Fund
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
OR Option B. You must allocate up to 70% of Purchase Payments or Account Value to Platform 1 portfolios; and at least 30% of Purchase Payments or Account Value to Platform 2 portfolios. We will automatically rebalance your allocations quarterly. The investment options in each Platform are:
Platform 1	Platform 2
A maximum of 70% of Purchase Payments or Account Value	A minimum of 30% of Purchase Payments or Account Value
AB Global Dynamic Allocation Portfolio	AB International Bond Portfolio
Platform 1	Platform 2
A maximum of 70% of Purchase Payments or Account Value	A minimum of 30% of Purchase Payments or Account Value
Allspring Mid Cap Value Portfolio	BlackRock Bond Income Portfolio
American Funds® Balanced Allocation Portfolio	BlackRock High Yield Portfolio
American Funds® Growth Allocation Portfolio	BlackRock Ultra-Short Term Bond Portfolio
American Funds® Growth Portfolio	Brighthouse/Eaton Vance Floating Rate Portfolio
American Funds® Moderate Allocation Portfolio	Brighthouse/Franklin Low Duration Total Return Portfolio
Baillie Gifford International Stock Portfolio	JPMorgan Core Bond Portfolio
BlackRock Capital Appreciation Portfolio	MetLife Aggregate Bond Index Portfolio
BlackRock Global Allocation V.I. Fund	PIMCO Inflation Protected Bond Portfolio
BlackRock Global Tactical Strategies Portfolio	PIMCO Total Return Portfolio
Brighthouse Asset Allocation 100 Portfolio	Western Asset Management Government Income Portfolio
Brighthouse Asset Allocation 20 Portfolio	Western Asset Management Strategic Bond Opportunities Portfolio
Brighthouse Asset Allocation 40 Portfolio	Western Asset Management U.S. Government Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
CBRE Global Real Estate Portfolio
Frontier Mid Cap Growth Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Janus Henderson Global Sustainable Equity Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
PanAgora Global Diversified Risk Portfolio
Platform 1	Platform 2
A maximum of 70% of Purchase Payments or Account Value	A minimum of 30% of Purchase Payments or Account Value
Schroders Global Multi-Asset Portfolio
SSGA Emerging Markets Enhanced Index Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Platform 1	Platform 2
A minimum of 80% of your Purchase Payments or Account Value	A maximum of 20% of Purchase Payments or Account Value
AB Global Dynamic Allocation Portfolio	American Funds® Balanced Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio	American Funds® Moderate Allocation Portfolio
Brighthouse Balanced Plus Portfolio	Brighthouse Asset Allocation 20 Portfolio
Invesco Balanced-Risk Allocation Portfolio	Brighthouse Asset Allocation 40 Portfolio
JPMorgan Global Active Allocation Portfolio	Brighthouse Asset Allocation 60 Portfolio
MetLife Aggregate Bond Index Portfolio	SSGA Growth and Income ETF Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
Western Asset Management Government Income Portfolio

Benefit Not Available for Portfolio Company [Flag]	true
Temporary Fee Reductions, Current Expenses [Text Block]	Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.
Class S III | UnsuitableasShortTermSavingsVehicleMember
Prospectus:
Principal Risk [Text Block]	Unsuitable as Short-Term Savings Vehicle. The contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your financial representative.
Class S III | InvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen. The Account Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Portfolio. This risk could have a significant negative impact on certain benefits and guarantees under the contract. The investment risks are described in the prospectuses for the Investment Portfolios.
Class S III | InvestmentPortfoliosThatHaveAManagedVolatilityStrategyMember
Prospectus:
Principal Risk [Text Block]	Investment Portfolios That Have A Managed Volatility Strategy. Certain Investment Portfolios are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to these Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns. If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Class S III | InvestmentRestrictionsOpportunityRisksMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions – Opportunity Risks. Generally, the living benefit riders impose restrictions and limitations on your choices of Investment Portfolios. These restrictions and requirements are intended to protect Brighthouse, and reduce the likelihood that we will have to pay guaranteed benefits under the riders out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the portfolio companies – this means your opportunity for investment gains may be limited.
Class S III | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the contract), and prior to age 59 1∕2 a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Class S III | CybersecurityandCertainBusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in our systems and the systems of third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. A cyber-attack could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for us. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters and events may adversely affect our ability to conduct business or administer the contract, particularly if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
Class S III | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract including loss of principal.
Class S III | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.Withdrawal charges may apply for the first 7 years of the Contract if Class S has been elected or the first 4 years of the Contract if the Class S – L Share Option has been elected. Withdrawal charges will reduce the value of your Contract if you withdraw money during the applicable time period.The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long time horizon.
Class S III | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies).•Each investment option has its own unique risks.•You should review the prospectuses for the available funds before making an investment decision.
Class S III | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. Any obligations and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Brighthouse, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Principal Risk [Text Block]	Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise.
Class S III | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Class S III | ABGlobalDynamicAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	AB Global Dynamic Allocation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	3.70%
Class S III | ABInternationalBondPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	AB International Bond Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Class S III | AllspringMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Allspring Mid Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	13.21%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Class S III | AmericanFundsBalancedAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Class S III | AmericanFundsGrowthAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds® Growth Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	20.27%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Class S III | AmericanFundsGrowthPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve growth of capital.
Portfolio Company Name [Text Block]	American Funds® Growth Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	37.99%
Average Annual Total Returns, 5 Years [Percent]	18.29%
Average Annual Total Returns, 10 Years [Percent]	13.99%
Class S III | AmericanFundsModerateAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	5.49%
Class S III | BlackRockGlobalTacticalStrategiesPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	BlackRock Global Tactical Strategies Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Class S III | BlackRockHighYieldPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock High Yield Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.07%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Class S III | BrighthouseAssetAllocation100PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Class S III | BrighthouseBalancedPlusPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Balanced Plus Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Overlay Portion: Pacific Investment Management Company LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.24%
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	4.78%
Class S III | BrighthouseSmallCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Class S III | BrighthouseabrdnEmergingMarketsEquityPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	abrdn Investments Limited
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	6.47%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	1.30%
Class S III | BrighthouseEatonVanceFloatingRatePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Name [Text Block]	Brighthouse/Eaton Vance Floating Rate Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Class S III | BrighthouseFranklinLowDurationTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income, while seeking preservation of shareholders’ capital.
Portfolio Company Name [Text Block]	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.59%
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Class S III | CBREGlobalRealEstatePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Class S III | HarrisOakmarkInternationalPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.95%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	3.19%
Class S III | InvescoBalancedRiskAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Allocation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	4.21%
Class S III | InvescoComstockPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	Invesco Comstock Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.21%
Average Annual Total Returns, 5 Years [Percent]	13.33%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Class S III | InvescoGlobalEquityPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	34.58%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Class S III | InvescoSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Class S III | JPMorganCoreBondPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	JPMorgan Core Bond Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Class S III | JPMorganGlobalActiveAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	JPMorgan Global Active Allocation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.51%
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Class S III | LoomisSaylesGlobalAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total investment return through a combination of capital appreciation and income.
Portfolio Company Name [Text Block]	Loomis Sayles Global Allocation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	22.20%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Class S III | LoomisSaylesGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	51.73%
Average Annual Total Returns, 5 Years [Percent]	16.12%
Average Annual Total Returns, 10 Years [Percent]	10.53%
Class S III | MetLifeMultiIndexTargetedRiskPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	MetLife Multi-Index Targeted Risk Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Overlay Portion: MetLife Investment Management, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.82%
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	4.44%
Class S III | MFSResearchInternationalPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	4.17%
Class S III | PanAgoraGlobalDiversifiedRiskPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	PanAgora Global Diversified Risk Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	PanAgora Asset Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	4.71%
Average Annual Total Returns, 5 Years [Percent]	2.47%
Class S III | PIMCOInflationProtectedBondPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	3.59%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Class S III | PIMCOTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	6.05%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Class S III | SchrodersGlobalMultiAssetPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	Schroders Global Multi-Asset Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Class S III | SSGAEmergingMarketsEnhancedIndexPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return, primarily through capital appreciation.
Portfolio Company Name [Text Block]	SSGA Emerging Markets Enhanced Index Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.50%
Class S III | SSGAGrowthandIncomeETFPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital and income.
Portfolio Company Name [Text Block]	SSGA Growth and Income ETF Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	7.51%
Average Annual Total Returns, 10 Years [Percent]	5.49%
Class S III | SSGAGrowthETFPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	SSGA Growth ETF Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	6.43%
Class S III | TRowePriceLargeCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.64%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Class S III | TRowePriceMidCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	T. Rowe Price Mid Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.Sub-Subadviser: T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	19.84%
Average Annual Total Returns, 5 Years [Percent]	11.63%
Average Annual Total Returns, 10 Years [Percent]	10.45%
Class S III | VictorySycamoreMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return by investing in equity securities of mid-sized companies.
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.94%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Class S III | WesternAssetManagementGovernmentIncomePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income, consistent with preservation of principal.
Portfolio Company Name [Text Block]	Western Asset Management Government Income Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	0.21%
Average Annual Total Returns, 10 Years [Percent]	1.26%
Class S III | BaillieGiffordInternationalStockPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Baillie Gifford International Stock Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Baillie Gifford Overseas Limited
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.36%
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Class S III | BlackRockBondIncomePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a competitive total return primarily from investing in fixed-income securities.
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	5.59%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	1.95%
Class S III | BlackRockCapitalAppreciationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	49.23%
Average Annual Total Returns, 5 Years [Percent]	15.86%
Average Annual Total Returns, 10 Years [Percent]	12.60%
Class S III | BlackRockUltraShortTermBondPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	BlackRock Ultra-Short Term Bond Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Class S III | BrighthouseAssetAllocation20PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income, with growth of capital as a secondary objective.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Class S III | BrighthouseAssetAllocation40PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.34%
Class S III | BrighthouseAssetAllocation60PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.59%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Class S III | BrighthouseAssetAllocation80PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	6.91%
Class S III | BrighthouseArtisanMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Brighthouse/Artisan Mid Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	18.24%
Average Annual Total Returns, 5 Years [Percent]	11.28%
Average Annual Total Returns, 10 Years [Percent]	6.48%
Class S III | BrighthouseDimensionalInternationalSmallCompanyPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse/Dimensional International Small Company Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	4.42%
Class S III | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	7.38%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Class S III | FrontierMidCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum capital appreciation.
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.73%
Average Annual Total Returns, 5 Years [Percent]	10.99%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Class S III | JennisonGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Jennison Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	52.86%
Average Annual Total Returns, 5 Years [Percent]	17.69%
Average Annual Total Returns, 10 Years [Percent]	14.03%
Class S III | MetLifeAggregateBondIndexPortfolioClassGMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio — Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	4.90%
Average Annual Total Returns, 5 Years [Percent]	0.57%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Class S III | MetLifeMidCapStockIndexPortfolioClassGMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio — Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	15.76%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Class S III | MetLifeMSCIEAFEIndexPortfolioClassGMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the MSCI EAFE® Index.
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio — Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	7.67%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Class S III | MetLifeRussell2000IndexPortfolioClassGMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Russell 2000® Index.
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio — Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.47%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Class S III | MetLifeStockIndexPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s 500®Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	25.63%
Average Annual Total Returns, 5 Years [Percent]	15.10%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Class S III | MFSValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Class S III | NeubergerBermanGenesisPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return, consisting principally of capital appreciation.
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	8.48%
Class S III | TRowePriceLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	46.53%
Average Annual Total Returns, 5 Years [Percent]	13.23%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Class S III | WesternAssetManagementStrategicBondOpportunitiesPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital.
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	2.76%
Class S III | WesternAssetManagementUSGovernmentPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.59%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Class S III | JanusHendersonGlobalSustainableEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Global Sustainable Equity Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	23.24%
Class S III | DollarCostAveragingDCAProgramMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a set amount each month from Investment Portfolios to other available Investment Portfolios
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Available only during the Accumulation phase•Transfers only available from the BlackRock Ultra-Short Term Bond Portfolio•Not available with the GWB rider or GLWB rider
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Operation of Benefit [Text Block]	Dollar Cost Averaging Program (DCA) We offer a Dollar Cost Averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase. We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death. This program allows you to systematically transfer a set amount each month from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. For example, you can instruct us to transfer $1,000 on the first of each month from the BlackRock Ultra-Short Term Bond Portfolio to another Investment Portfolio that you have selected, such as the MetLife Aggregate Bond Index Portfolio. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the MetLife Aggregate Bond Index Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the MetLife Aggregate Bond Index Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower. If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GWB rider or the GLWB rider. Automatic Rebalancing Program Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses. We will measure the rebalancing periods from the anniversary of the date we issued your contract. If the DCA is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in the DCA program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise. The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. For example, assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 50% to be in the Brighthouse Asset Allocation 40 Portfolio and 50% to be in the Brighthouse Asset Allocation 60 Portfolio. Hypothetically, over the next 2 1∕2 months the Brighthouse Asset Allocation 60 Portfolio outperforms the Brighthouse Asset Allocation 40 Portfolio. At the end of the first quarter, the Brighthouse Asset Allocation 60 Portfolio now represents 60% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Brighthouse Asset Allocation 60 Portfolio to bring its value back to 50% and use the money to buy more units in the Brighthouse Asset Allocation 40 Portfolio to increase those holdings to 50%.
Class S III | AutomaticRebalancingProgramMember
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing Program
Purpose of Benefit [Text Block]	Allows us to automatically rebalance your Account Value to return to your original percentage allocations
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Available only during the Accumulation phase
Name of Benefit [Text Block]	Automatic Rebalancing Program
Class S III | SystematicWithdrawalProgramMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to set up an automatic payment of up to 10% of your total Purchase Payments each year
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Each payment must be at least $100 (unless we consent otherwise)•In the first Contract Year, only monthly or quarterly payments are allowed
Name of Benefit [Text Block]	Systematic Withdrawal Program
Operation of Benefit [Text Block]	Systematic Withdrawal Program You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). For example, you may elect to have $500 withdrawn from your Account Value automatically every month and we will send it to you either by mail or directly into a bank account on file. After the first Contract Year, you can receive payments annually or semi-annually. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.) We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death. Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Class S III | NursingHomeorHospitalConfinementRiderMember
Prospectus:
Name of Benefit [Text Block]	Nursing Home or Hospital Confinement Rider
Purpose of Benefit [Text Block]	Allows you to withdraw Account Value without a withdrawal charge
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Must own contract for at least one year•You or your joint owner must be confined for at least 90 days•Confinement must be prescribed by a physician and be medically necessary•Terminates on Annuity Date•Not available for owners 81 or older on the contract issue dateName of BenefitPurposeStandardorOptionalMaximumAnnual FeeCurrentChargesBrief Description ofRestrictions / Limitations
Name of Benefit [Text Block]	Nursing Home or Hospital Confinement Rider
Class S III | TerminalIllnessRiderMember
Prospectus:
Name of Benefit [Text Block]	Terminal Illness Rider
Purpose of Benefit [Text Block]	Allows you to withdraw Account Value without a withdrawal charge
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Must own contract for at least one year to incur no withdrawal charge•Must be terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract)•Terminates on Annuity Date•Not available for owners 81 or older on the contract issue date
Name of Benefit [Text Block]	Terminal Illness Rider
Class S III | StandardDeathBenefitPrincipalProtectionMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit –Principal Protection
Purpose of Benefit [Text Block]	Pays a minimum death benefit at least equal to the greater of the Account Value or total Purchase Payments adjusted for any withdrawals
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals may proportionately reduce the benefit, and such reductions could be significantName of BenefitPurposeStandardorOptionalMaximumAnnual FeeCurrentChargesBrief Description ofRestrictions / Limitations
Name of Benefit [Text Block]	Standard Death Benefit –Principal Protection
Class S III | GuaranteedWithdrawalBenefitGWBv1Member
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.80%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.90%
Optional Benefit Expense, Footnotes [Text Block]	Note 3. These charges are deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 4: These charges are deducted solely from Account Value in the Separate Account. You may not elect certain other optional benefits together. Specifically, the Guaranteed Lifetime Withdrawal Benefit: You may not select this rider together with the GWB v1 rider.
Other Annual Expense (of Other Amount), Current [Percent]	0.90%
Name of Benefit [Text Block]	Guaranteed Withdrawal Benefit (GWB v1)
Purpose of Benefit [Text Block]	Guarantees that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals regardless of investment performance
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.80%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.90%
Optional Benefit Expense, Footnotes [Text Block]	Note 3. These charges are deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 4: These charges are deducted solely from Account Value in the Separate Account. You may not elect certain other optional benefits together. Specifically, the Guaranteed Lifetime Withdrawal Benefit: You may not select this rider together with the GWB v1 rider.
Brief Restrictions / Limitations [Text Block]	•Available to owners 80 or younger•You may not have this benefit and another living benefit rider (the Guaranteed Lifetime Withdrawal Benefit) in effect at the same time•You may elect to cancel the GWB rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter•Benefit subject to Investment Portfolio allocation restrictions•While the GWB rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period•Certain withdrawals could significantly reduce or even terminate the benefit•Payment Enhancement Feature is only available if the oldest Owner is age 75 or younger at the contract issue date
Name of Benefit [Text Block]	Guaranteed Withdrawal Benefit (GWB v1)
Calculation Method of Benefit [Text Block]	APPENDIX C Guaranteed Withdrawal Benefit Examples The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit (GWB) rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The GWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum. If you become confined to a nursing home, you may request a higher GWB Withdrawal Rate if you satisfy the conditions of the Payment Enhancement Feature. For a description of the conditions, see “Living Benefits – Guaranteed Withdrawal Benefit – Payment Enhancement Feature.” A.GWB – Annual Benefit Payment Continuing When Account Value Reaches ZeroWhen you purchase a contract and elect the optional GWB rider: •your initial Account Value is equal to your initial Purchase Payment; •your initial Total Guaranteed Withdrawal Amount (the minimum amount you are guaranteed to receive over time) is equal to your initial Purchase Payment; •your initial Remaining Guaranteed Withdrawal Amount (the remaining minimum amount you are guaranteed to receive over time) is equal to the initial Total Guaranteed Withdrawal Amount; and •your initial Annual Benefit Payment (the amount you may withdraw each Contract Year without taking an Excess Withdrawal) is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the applicable GWB Withdrawal Rate (see “Living Benefits – Guaranteed Withdrawal Benefit (GWB) – GWB Rate Table”). The graphic example below shows how withdrawing the Annual Benefit Payment each Contract Year reduces the Remaining Guaranteed Withdrawal Amount and Account Value. Assume that over time the Account Value is reduced to zero by the effects of withdrawing the Annual Benefit Payment and poor market performance. If the Account Value reaches zero while a Remaining Guaranteed Withdrawal Amount still remains, we will begin making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Remaining Guaranteed Withdrawal Amount is exhausted. The total amount withdrawn over the life of the contract will be equal to the initial Total Guaranteed Withdrawal Amount. B.GWB – Effect of an Excess WithdrawalA withdrawal that causes your total withdrawals in a Contract Year to exceed the Annual Benefit Payment is called an “Excess Withdrawal.” As described in Example A above, if you do not take Excess Withdrawals, the GWB rider guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time, even if your Account Value is reduced to zero. Non-Excess Withdrawals do not decrease the Total Guaranteed Withdrawal Amount or Annual Benefit Payment, and decrease the Remaining Guaranteed Withdrawal Amount by the dollar amount of the withdrawal. If you do take an Excess Withdrawal, you will reduce the amount guaranteed be returned to you under the GWB rider. If you take an Excess Withdrawal, we will: •reduce the Total Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduced the Account Value; •reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduces the Account Value; and •reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. For example, if an Excess Withdrawal is equal to 10% of the Account Value, that Excess Withdrawal will reduce both the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by 10%, and the new Annual Benefit Payment will be calculated based on the reduced Total Guaranteed Withdrawal Amount. These reductions in the Total Guaranteed Withdrawal Amount, Remaining Guaranteed Withdrawal Amount, and Annual Benefit Payment may be significant, particularly when the Account Value at the time of the Excess Withdrawal is lower than the Total Guaranteed Withdrawal Amount. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract. C.GWB — Excess Withdrawals — Single Withdrawal vs. Multiple WithdrawalsAssume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000, your initial Total Guaranteed Withdrawal Amount would be $100,000, and your initial Remaining Guaranteed Withdrawal Amount is $100,000. Also assume the GWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%). Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 – $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the withdrawal reduced the Account Value. The reduction is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500). Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 – $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount is not reduced, and the Remaining Guaranteed Withdrawal Amount is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 – $5,000). Since your second withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the second withdrawal reduced the Account Value. The reduction is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Total Guaranteed Withdrawal Amount would be reduced to $93,300 ($100,000 reduced by 6.7%), and the Remaining Guaranteed Withdrawal Amount would be reduced to $88,635 ($95,000 reduced by 6.7%). In addition, after the second withdrawal, the Annual Benefit Payment would be reset equal to $4,665 (5% x $93,300). D.GWB – How the Automatic Annual Step-Up WorksAs described in Example A above, when you purchase a contract and elect the optional GWB rider, the initial Account Value and Total Guaranteed Withdrawal Amount are equal to the initial Purchase Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by your GWB Withdrawal Rate. Assume that on the first contract anniversary the Account Value is greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. Assume that on the second contract anniversary the Account Value is once again greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will again increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. Even if the Account Value decreases after the second contract anniversary, the Total Guaranteed Withdrawal Amount and Annual Benefit Payment will not decrease as long as you do not take Excess Withdrawals. The graphic example below shows how the Automatic Annual Step-Ups on the first and second contract anniversaries increase the Total Guaranteed Withdrawal Amount. It also shows the contract Owner choosing to begin withdrawals of the Annual Benefit Payment on the fifth contract anniversary. Automatic Annual Step-Ups may only occur on contract anniversaries prior to the Owner’s 86th birthday. If an Automatic Annual Step-Up occurs, we may reset the GWB rider charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. If an Automatic Annual Step-Up would result in an increase in your GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.

Class S III | GuaranteedLifetimeWithdrawalBenefitFlexChoiceAccessLevelMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Access Level
Purpose of Benefit [Text Block]	Provides lifetime minimum income regardless of investment performance
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Brief Restrictions / Limitations [Text Block]	•Available to owners at least age 50 and not older than 85•Offers a fixed GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime•You may elect to cancel the GLWB rider on the Contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter•Benefit subject to Investment Portfolio allocation restrictions•Certain withdrawals could significantly reduce or even terminate the benefitName of BenefitPurposeStandardorOptionalMaximumAnnual FeeCurrentChargesBrief Description ofRestrictions / Limitations
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Access Level
Class S III | GuaranteedLifetimeWithdrawalBenefitFlexChoiceAccessExpediteMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Access Expedite
Purpose of Benefit [Text Block]	Provides lifetime minimum income regardless of investment performance
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Brief Restrictions / Limitations [Text Block]	•No longer available•Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero•You may elect to cancel the GLWB rider on the Contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter•Benefit subject to Investment Portfolio allocation restrictions•Certain withdrawals could significantly reduce or even terminate the benefit
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Access Expedite
Class S III | GuaranteedLifetimeWithdrawalBenefitFlexChoiceLevelMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Level
Purpose of Benefit [Text Block]	Provides lifetime minimum income regardless of investment performance
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Brief Restrictions / Limitations [Text Block]	•No longer available•Offers a fixed GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime•Benefit subject to Investment Portfolio allocation restrictions•Certain withdrawals could significantly reduce or even terminate the benefit
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Level
Class S III | GuaranteedLifetimeWithdrawalBenefitFlexChoiceExpediteMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Expedite
Purpose of Benefit [Text Block]	Provides lifetime minimum income regardless of investment performance
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Brief Restrictions / Limitations [Text Block]	•No longer available•Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero•Benefit subject to Investment Portfolio allocation restrictions•Certain withdrawals could significantly reduce or even terminate the benefit
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Expedite
Class S III | mostexpensiveoptionalbenefitsMember
Prospectus:
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,371
No Surrender Expense, 1 Year, Minimum [Dollars]	3,730
No Surrender Expense, 3 Years, Maximum [Dollars]	24,471
No Surrender Expense, 3 Years, Minimum [Dollars]	11,334
No Surrender Expense, 5 Years, Maximum [Dollars]	39,736
No Surrender Expense, 5 Years, Minimum [Dollars]	19,131
No Surrender Expense, 10 Years, Maximum [Dollars]	74,390
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 39,508
Class S III | GWBv1RiderInvestmentAllocationAndOtherPurchasePaymentRestrictionsMember
Prospectus:
Operation of Benefit [Text Block]	Investment Allocation Restrictions for Certain Riders Investment Allocation and Other Purchase Payment Restrictions for the GWB v1 Rider If you elect the GWB v1 rider, you may allocate your Purchase Payments and Account Value among certain Investment Portfolios. Please see “Appendix B – Investment Portfolios Available Under the Benefits Offered Under the Contract.” Certain Investment Portfolios have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GWB v1 rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GWB v1 rider is not selected may offer the potential for higher returns. Before you select the GWB v1 rider, you and your financial representative should carefully consider whether the investment options available with the GWB v1 rider meet your investment objectives and risk tolerance. See Appendix A for a list of Investment Portfolios that employ a managed volatility strategy. Also see “Principal Risks of Investing in the Contract” for further information about these Investment Portfolios. If you elect the GWB v1 rider, you may not participate in the DCA program. Restrictions on Investment Allocations After Rider Terminates. If you elected the GWB v1 rider and it terminates, the investment allocation restrictions will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. (For information on the termination of the GWB v1 rider, see the description of the rider in the “Living Benefits” section.) Restriction on Subsequent Purchase Payments. While the GWB v1 rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see “Living Benefits — GWB Rate Table”). However, we will permit you to make a subsequent Purchase Payment after the GWB Purchase Payment Period when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in “Purchase — Termination for Low Account Value”; or (b) the GWB v1 rider charge is greater than your Account Value. If the GWB v1 rider is cancelled (see “Living Benefits — Operation of the Guaranteed Withdrawal Benefit — Cancellation and Guaranteed Principal Adjustment”) or terminated (see “Living Benefits — Operation of the Guaranteed Withdrawal Benefit — Termination of the GWB Rider”), the restriction on subsequent Purchase Payments no longer applies.
Class S III | GLWBRiderInvestmentAllocationAndOtherPurchasePaymentRestrictionsMember
Prospectus:
Operation of Benefit [Text Block]	Investment Allocation and Other Purchase Payment Restrictions for the GLWB If you elect the GLWB rider, you must comply with certain investment allocation restrictions. The investment allocation restrictions are different for the two versions of the GLWB, FlexChoice Access and FlexChoice. Please speak with your financial representative or call our Annuity Service Center if you have any questions about the investment allocation restrictions applicable to your contract. Investment Allocation Restrictions for FlexChoice Access Allocation. For contracts issued with FlexChoice Access, you must allocate your Purchase Payments and Account Value according to either Option A or Option B described in Appendix B – Investment Portfolios Available Under the Benefits Offered Under the Contract. You may not allocate Purchase Payments to the Dollar Cost Averaging program. Certain Investment Options listed in Option A and Platform 1 of Option B have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. See Appendix A for a list of Investment Portfolios that employ a managed volatility strategy. Also see “Principal Risks of Investing in the Contract” for further information about these Investment Portfolios. When selecting the Investment Portfolios offered in Platform 1 or Platform 2, you and your financial representative should consider that certain Investment Portfolios with similar investment objectives may have different fees and charges. For a general discussion of how we select the Investment Portfolios offered in this Contract, see “Certain Payments We Receive With Regard to the Investment Portfolios” below. Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described in Appendix B will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” section. Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. Your Purchase Payments and transfer requests must be allocated in accordance with the limitations described in Appendix B. We will reject any Purchase Payments or transfer requests that do not comply with these limitations. Rebalancing. If you choose to allocate according to Option B, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal. The rebalancing requirement described above does not apply if you choose to allocate according to Option A. If you choose to allocate according to Option A, rebalancing is optional and you may choose any available frequency. Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. Future Purchase Payment allocations, and rebalancing will be made in accordance with your revised allocation instructions. Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described in Appendix B. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer. GLWB Additional Information. We determine whether an investment option is available in Option A or Option B and is classified as Platform 1 or Platform 2. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See Appendix A for a list of Investment Portfolios that employ a managed volatility strategy. Also see “Principal Risks of Investing in the Contract” for further information about these Investment Portfolios. Investment Allocation Restrictions for FlexChoice Allocation. For contracts issued with FlexChoice, you must allocate according to Platform 1 and Platform 2 described in Appendix B – Investment Portfolios Available Under the Benefits Offered Under the Contract. If you elect the GLWB, you may not participate in the DCA program. The investment choices listed in Platform 1 (other than the MetLife Aggregate Bond Index Portfolio and the Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance. See Appendix A for a list of Investment Portfolios that employ a managed volatility strategy. Also see “Principal Risks of Investing in the Contract” for further information about these Investment Portfolios. Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described in Appendix B will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” section. Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the investment allocation restrictions described in Appendix B. Your Purchase Payments and transfer requests must be allocated in accordance with the investment allocation restrictions described in Appendix B. We will reject any Purchase Payments or transfer requests that do not comply with these investment allocation restrictions. Rebalancing. We will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the investment allocation restrictions described in Appendix B. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal. Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described in Appendix B. If you provide new allocation instructions for Purchase Payments and if these instructions conform to these allocation limits, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions. Transfers. Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described in Appendix B. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer. GLWB Additional Information. We will determine whether an investment option is classified as a Platform 1 or Platform 2 Investment Portfolio. We may determine or change the classification of an investment option in the event an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new Purchase Payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options. Other Purchase Payment Restrictions for the GLWB (FlexChoice and FlexChoice Access) Potential Restrictions on Subsequent Purchase Payments (for Contracts issued with the GLWB rider prior to January 1, 2024). In the future, we may choose to not permit owners of existing contracts with any version of the GLWB rider to make subsequent Purchase Payments if: (a) that GLWB rider is no longer available to new customers, or (b) we make certain changes to the terms of that GLWB rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GLWB rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the investment choices listed in Appendix B. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise. If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in “Purchase — Termination for Low Account Value”; or (b) the rider charge is greater than your Account Value.
Class S III | LivingBenefitGWBRiderChargeMember
Prospectus:
Operation of Benefit [Text Block]	Guaranteed Withdrawal Benefit — Rider Charge If you elect the Guaranteed Withdrawal Benefit (GWB) rider, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefit — Operation of the Guaranteed Withdrawal Benefit”) on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The Guaranteed Withdrawal Benefit rider charge is 0.90% of the Total Guaranteed Withdrawal Amount. If you make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option; there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person); or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitant (if the Owner is a non-natural person), or if the rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination or cancellation takes effect. The Guaranteed Withdrawal Benefit rider charge is not assessed while your Remaining Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefit — Operation of the Guaranteed Withdrawal Benefit”) equals zero. The Guaranteed Withdrawal Benefit rider charge is deducted from your Account Value pro rata from each Investment Portfolio in the ratio each portfolio bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs. If an Automatic Annual Step-Up occurs under the Guaranteed Withdrawal Benefit rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. The GWB Maximum Fee Rate is 1.80%.
Class S III | LivingBenefitsGLWBRiderChargeMember
Prospectus:
Operation of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit — Rider Charge For the FlexChoice Access Level variation of the GLWB rider, the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider is available for an additional charge of 1.35% of the Benefit Base (see “Living Benefits — Guaranteed Lifetime Withdrawal Benefit — Operation of the GLWB”), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Account Value in the Separate Account. For the FlexChoice Access Expedite variation of the GLWB rider, the rider charge is 1.35%. For FlexChoice, the rider charge is 1.20%. With respect to the FlexChoice Access GLWB rider charge and the FlexChoice GLWB rider charge, each charge compensates us generally for the costs and risks we assume in providing the benefit. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account. Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up. If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/Annuitant, or the assignment. If a GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the rider, no GLWB rider charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.
Class S III | ReductionEliminationoftheWithdrawalChargeMember
Prospectus:
Operation of Benefit [Text Block]	Reduction or Elimination of the Withdrawal Charge General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider. Hypothetically, assume you purchased the Contract and shortly after one year of owning the Contract, you become confined to a nursing home and then request to take a withdrawal that would have normally been subject to a 7% Withdrawal Charge. In that instance, if you satisfy the conditions of the rider, we would not impose that Withdrawal Charge that would have otherwise applied to that withdrawal. Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider. Hypothetically, assume you purchased the Contract and shortly after one year of owning the Contract, you become terminally ill and then request to take a withdrawal that would have normally been subject to a 7% Withdrawal Charge. In that instance, if you satisfy the conditions of the rider, we would not impose that Withdrawal Charge that would have otherwise applied to that withdrawal. The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Class S III | LivingBenefitsMember
Prospectus:
Operation of Benefit [Text Block]	LIVING BENEFITSOverview of Living Benefit Riders We offer optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions, and availability of each optional rider. We currently offer two types of living benefit riders — a guaranteed withdrawal benefit and a guaranteed lifetime withdrawal benefit: Guaranteed Withdrawal Benefit •Guaranteed Withdrawal Benefit (GWB v1) The Guaranteed Withdrawal Benefit rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. Guaranteed Lifetime Withdrawal Benefit •Guaranteed Lifetime Withdrawal Benefit (GLWB) – Flex Choice Access •Guaranteed Lifetime Withdrawal Benefit (GLWB) – Flex Choice The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance. The guarantee is subject to the conditions described in “Guaranteed Lifetime Withdrawal Benefit — Operation of the GLWB,” including the condition that withdrawals before a defined age or withdrawals that exceed the maximum amount allowed under the rider in a Contract Year will reduce or eliminate the guarantee. We currently offer one variation of the GLWB rider – FlexChoice Access Level (as described in “Guaranteed Lifetime Withdrawal Benefit — Operation of the GLWB – GLWB Variations”). The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access, and the variations are FlexChoice Access Level and FlexChoice Access Expedite. Contracts issued with the GLWB prior to February 12, 2018 are issued with the FlexChoice version of GLWB, and the variations are FlexChoice Level and FlexChoice Expedite. FlexChoice and FlexChoice Access Expedite are no longer available for purchase.
Class S III | LivingBenefitGuaranteedWithdrawalBenefitGWBvOneMember
Prospectus:
Operation of Benefit [Text Block]	Guaranteed Withdrawal Benefit If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to assure that your entire Purchase Payment will be guaranteed to be returned to you, we offer an optional rider for an additional charge, called the Guaranteed Withdrawal Benefit (GWB). The purpose of the GWB rider is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations). The GWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. You may begin taking withdrawals under the GWB rider immediately or at a later time. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. You may purchase the GWB rider if you are age 80 or younger on the effective date of your contract. You may not have this benefit and another living benefit rider (Guaranteed Lifetime Withdrawal Benefit) in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below. Summary of the Guaranteed Withdrawal Benefit Rider The following section provides a summary of how the Guaranteed Withdrawal Benefit (GWB) rider works. A more detailed explanation of the operation of the GWB is provided in the section below called “Operation of the Guaranteed Withdrawal Benefit.” The GWB guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time. The GWB does not guarantee withdrawals for your lifetime. Under the GWB, we calculate a “Total Guaranteed Withdrawal Amount” (TGWA) that determines, in part, the maximum amount you may receive as withdrawals each year (“Annual Benefit Payment”) without reducing your guarantee. The TGWA is multiplied by the applicable withdrawal rate to determine your Annual Benefit Payment. The rider guarantee may be reduced if your annual withdrawals are greater than the Annual Benefit Payment. It is important to recognize that the TGWA is not available to be taken as a lump sum and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. However, if you cancel the Guaranteed Withdrawal Benefit rider after a waiting period of at least 15 years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. (See “Operation of the Guaranteed Withdrawal Benefit — Cancellation and Guaranteed Principal Adjustment” below.) While the GWB rider is in effect, you may only make subsequent Purchase Payments during the GWB Purchase Payment Period. (See “Restrictions on Subsequent Purchase Payments” below.) Operation of the Guaranteed Withdrawal Benefit The following section describes how the Guaranteed Withdrawal Benefit (GWB) operates. When reading the following descriptions of the operation of the GWB (for example, the “Total Guaranteed Withdrawal Amount,” “Annual Benefit Payment,” and “Payment Enhancement Feature” sections), refer to the GWB Rate Table at the end of this section of the prospectus for the specific rates and other terms applicable to your GWB rider. (See Appendix C for examples illustrating the operation of the GWB.) Total Guaranteed Withdrawal Amount. While the Guaranteed Withdrawal Benefit rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $5,000,000, without our approval) by each additional Purchase Payment received during the GWB Purchase Payment Period (see “Restriction on Subsequent Purchase Payments” below). If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. Depending on the relative amounts of the Total Guaranteed Withdrawal Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Total Guaranteed Withdrawal Amount (particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount), and could have the effect of reducing or eliminating the total amount you are guaranteed to receive over time under the GWB rider (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount (RGWA) is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000, without our approval) by additional Purchase Payments received during the GWB Purchase Payment Period (see “Restrictions on Subsequent Purchase Payments” below), and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. Depending on the relative amounts of the Remaining Guaranteed Withdrawal Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Remaining Guaranteed Withdrawal Amount (particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount), and could have the effect of reducing or eliminating the remaining amount you are guaranteed to receive over time under the GWB rider (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the GWB rider (see “Additional Information” below). Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of the Automatic Annual Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. (See “Payment Enhancement Feature” below for a feature which may allow you to increase your Annual Benefit Payment during a Contract Year if you are confined to a nursing home.) You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see “Access To Your Money — Systematic Withdrawal Program”). While the GWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time. It is important to note: •We will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals. •If you have elected the GWB, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the GWB, because the GWB Withdrawal Rate is determined by when you take your first withdrawal (see the GWB Rate Table). As shown in the GWB Rate Table, waiting to take your first withdrawal will result in a higher GWB Withdrawal Rate. The GWB Withdrawal Rate is used to determine the amount of your Annual Benefit Payment, as described above. Once your GWB Withdrawal Rate has been determined, it will never increase or decrease. Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract. If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount or Annual Benefit Payment, but will reduce the Remaining Guaranteed Withdrawal Amount. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount. For an example of taking multiple withdrawals in this situation, see Appendix C, “GWB — Excess Withdrawals — Single Withdrawal vs. Multiple Withdrawals.” You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 2% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 6% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year. Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”) Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, when you reach the age at which you must begin taking required minimum distributions, if the required distributions are larger than the Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater). If: (1) you are enrolled in the Automated Required Minimum Distribution Program, or in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program; (2) you do not take additional withdrawals outside of these two programs; and (3) your remaining Annual Benefit Payment for the Contract Year is equal to zero (note: this is only a condition under the following limited circumstances: (i) if you reach the end of the calendar year and (ii) your Annual Benefit Payment or RGWA was not already increased to equal the required minimum distribution amount; we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment. See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GWB” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program. Automatic Annual Step-Up. On each contract anniversary prior to the Owner’s 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount immediately before the step-up (and provided that you have not chosen to decline the step-up as described below). The Automatic Annual Step-Up: •resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000, regardless of whether or not you have taken any withdrawals; •resets the Annual Benefit Payment equal to the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and •may reset the GWB rider charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000. Payment Enhancement Feature. The Payment Enhancement Feature may allow you to increase your Annual Benefit Payment for a Contract Year if you are confined to a nursing home. Beginning in the fourth Contract Year, you may request that your GWB Withdrawal Rate be multiplied by the Payment Enhancement Rate once each Contract Year, if: (1) you are confined to a nursing home for at least 90 consecutive days; (2) your request is received by the contract anniversary immediately prior to the oldest Owner's 81st birthday (however, if we received a request from you by this contract anniversary and we approved it, you are permitted to submit additional requests after this contract anniversary); (3) you have not taken withdrawals in that Contract Year in excess of the Annual Benefit Payment at the time the request is approved; (4) the request and proof satisfactory to us of confinement are received by us at our Annuity Service Office while you are confined; (5) your Account Value is greater than zero at the time the request is approved; and (6) the GWB rider has not been terminated. In the case of Joint Owners, the Payment Enhancement Feature applies to either Joint Owner. If the Owner is not a natural person, the Payment Enhancement Feature applies to the Annuitant. If you meet the requirements, your Annual Benefit Payment for that Contract Year is recalculated to the greater of: (a) the GWB Withdrawal Rate multiplied by the Payment Enhancement Rate, and then multiplied by the Total Guaranteed Withdrawal Amount; or; (b) your Annual Benefit Payment before the acceptance of your request. Your remaining Annual Benefit Payment in that year is the new Annual Benefit Payment less any withdrawals already taken in that Contract Year. The Payment Enhancement Feature may allow you to receive a larger Annual Benefit Payment for a Contract Year without taking an Excess Withdrawal (see “Managing Your Withdrawals” above). The Payment Enhancement Feature does not increase the Total Guaranteed Withdrawal Amount (the minimum total amount you are guaranteed to receive over time under the GWB rider) or the Remaining Guaranteed Withdrawal Amount (the remaining amount you are guaranteed to receive over time under the GWB rider). At the end of the Contract Year, your GWB Withdrawal Rate will be reset to what it was prior to the acceptance of your request. In subsequent Contract Years, you may request that your GWB Withdrawal Rate be increased by the Payment Enhancement Rate if you meet the conditions above. The Payment Enhancement Feature is only available if the oldest Owner is age 75 or younger at the contract issue date. Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the GWB rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the GWB rider will terminate, we will no longer deduct the GWB rider charge, and the investment allocation restrictions and subsequent Purchase Payment restrictions will no longer apply. The variable annuity contract, however, will continue. If you cancel the GWB rider on the 15th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where: (a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and (b) is the Account Value on the date of cancellation. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days (if permitted under the GWB rider; see “Restrictions on Subsequent Purchase Payments” below) should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such Purchase Payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GWB may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GWB for its Guaranteed Principal Adjustment feature. Investment Allocation Restrictions. For a detailed description of the GWB investment allocation restrictions, see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for the GWB v1” and see “Appendix B - Investment Portfolios Available Under the Benefits Offered Under the Contract.” Restrictions on Subsequent Purchase Payments. While the GWB rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see the GWB Rate Table). If the GWB rider is cancelled (see “Cancellation and Guaranteed Principal Adjustment” above) or terminated (see “Termination of the GWB Rider” below), this restriction on subsequent Purchase Payments no longer applies. Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in “Expenses — Withdrawal Charge” (also see “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program”). Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1∕2, a 10% federal tax penalty may apply. Tax Treatment. The tax treatment of withdrawals under the GWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Remaining Guaranteed Withdrawal Amount under the GWB rider at the time of the withdrawal, if the Remaining Guaranteed Withdrawal Amount is greater than the Account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase. GWB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may purchase the GWB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the GWB rider. Termination of the GWB Rider. The GWB rider will terminate upon the earliest of: (1) the date of a full withdrawal of the Account Value (you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed); (2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed); (3) the date there are insufficient funds to deduct the GWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract); (4) the death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse, the spouse is age 80 or younger, and the spouse elects to continue the contract under the spousal continuation provisions of the contract; (5) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed); (6) the effective date of the cancellation of the rider; or(7) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed). Once the rider is terminated, the GWB rider charge will no longer be deducted, the GWB investment allocation restrictions will no longer apply, and the GWB restrictions on subsequent Purchase Payments will no longer apply. Additional Information. The GWB rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the GWB rider is in effect, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit. Otherwise, the provisions of that contractual death benefit will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death. If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”) We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract. Guaranteed Withdrawal Benefit and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. If you annuitize at the latest date permitted, you must elect one of the following options: 1) Annuitize the Account Value under the contract’s annuity provisions. 2) Elect to receive the Annual Benefit Payment under the GWB rider paid each year until the RGWA is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RGWA to zero. If you do not select an Annuity Option or elect to receive payments under the GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB rider. Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GWB For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, when you reach the age at which you must begin taking required minimum distributions, our Automated Required Minimum Distribution Program, used with the GWB rider, can help you fulfill minimum distribution requirements with respect to your contract without reducing the Total Guaranteed Withdrawal Amount (TGWA) and Remaining Guaranteed Withdrawal Amount (RGWA) on a proportionate basis. (Reducing the TGWA and RGWA on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual, or annual basis. Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the TGWA and RGWA on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GWB Withdrawal Rate multiplied by the TGWA each Contract Year. Any amounts above the GWB Withdrawal Rate multiplied by the TGWA that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GWB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GWB Withdrawal Rate multiplied by the TGWA, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December. If additional amounts are paid out at the end of the calendar year to fulfill minimum distribution requirements, this will reduce the RGWA for the Contract Year. You should contact the Annuity Service Center to determine if your Systematic Withdrawal Payment amount needs to be adjusted to avoid an Excess Withdrawal that could reduce your TGWA and Annual Benefit Payment. The total withdrawals under the Systematic Withdrawal Program in the Contract Year cannot exceed an amount equal to the Annual Benefit Payment. If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the TGWA, RGWA, and Annual Benefit Payment being reduced. To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.GWB Rate Table The GWB Rate Table lists the following for the GWB: •the GWB Withdrawal Rate: if you take withdrawals that do not exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount, those withdrawals will not reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment. (Taking withdrawals that do exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount will reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment, and may have a significant negative impact on the value of the benefits available under the GWB — see “Operation of the Guaranteed Withdrawal Benefit — Managing Your Withdrawals.”) For IRAs and other Qualified Contracts, also see “Operation of the Guaranteed Withdrawal Benefit — Required Minimum Distributions.”; •the GWB Purchase Payment Period, which is the period of time following the contract issue date during which you may make subsequent Purchase Payments (see “Operation of the Guaranteed Withdrawal Benefit — Restrictions on Subsequent Purchase Payments”); •the Payment Enhancement Rate, which is the percentage by which the GWB Withdrawal Rate will be increased if you request and meet the requirements of the Payment Enhancement Feature under the GWB rider (see “Operation of the Guaranteed Withdrawal Benefit — Payment Enhancement Feature”); and •the maximum and current rider charges. Different Versions of the GWB. From time to time, we may introduce new versions of the GWB. If we introduce a new version of the rider, we generally will do so by updating the GWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus. GWB RATE TABLE
GWB Rider	Date First Available	Date Last Available	GWB Withdrawal Rate		GWB Purchase Payment Period	Payment Enhancement Rate	Rider Charge
GWB v1	May 2, 2016	—	if first withdrawal taken before 5th contract anniversary	5.0%	120 days from contract issue date	150%	Maximum Charge: 1.80% of the Total Guaranteed Withdrawal Amount Current Charge: 0.90% of the Total Guaranteed Withdrawal Amount
			if first withdrawal taken on or after 5th contract anniversary but before 10th contract anniversary	6.0%
			if first withdrawal taken on or after 10th contract anniversary	7.0%

Class S III | LivingBenefitGLWBMember
Prospectus:
Operation of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to guarantee that you will receive lifetime income regardless of investment performance (subject to the conditions described in “Operation of the GLWB” below, including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offer a rider for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit (GLWB). Currently we offer one variation of the GLWB rider - FlexChoice Access Level (see “GLWB Variations” below.) The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance, subject to the conditions described in “Operation of the GLWB” below. You may begin taking withdrawals under the GLWB rider immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see “Managing Your Withdrawals” below). You may purchase FlexChoice Access if you are at least age 50 and not older than age 85 on the effective date of your contract. Please refer to the GLWB Rate Table below for more information. The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to February 12, 2018 are issued with the FlexChoice version of GLWB. FlexChoice and FlexChoice Access Expedite are no longer available for purchase. You may not select this rider together with the GWB v1 rider. Once selected, the GLWB rider may not be terminated except as stated below. Summary of the GLWB The following section provides a summary of how the GLWB rider works. A more detailed explanation of the operation of the GLWB rider is provided in the section below called “Operation of the GLWB.” The GLWB rider guarantees that you will receive lifetime income regardless of investment performance, subject to the conditions described in “Operation of the GLWB” below (including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). The GLWB rider does not guarantee lifetime income if your Account Value is reduced to zero due to a withdrawal prior to the Lifetime Withdrawal Age or a withdrawal that is an Excess Withdrawal (see “Managing Your Withdrawals” below). Under the GLWB rider, we calculate a Benefit Base (the “Benefit Base”) that determines the maximum amount you may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the “Annual Benefit Payment”) without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). In any event, withdrawals under the GLWB rider will reduce your Account Value and death benefits. It is important to recognize that the Benefit Base is not available to be taken as a lump sum or paid as a death benefit and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. However, if you cancel the GLWB rider after a waiting period of at least ten (10) years (the “Guaranteed Principal Adjustment Eligibility Date”) the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See “Cancellation and Guaranteed Principal Adjustment” below.) For Contracts issued with the GLWB rider prior to January 1, 2024 and while the GLWB rider is in effect, we may reject subsequent Purchase Payments by sending advance written notice if any of the changes listed in the section “Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB — Potential Restrictions on Subsequent Purchase Payments” occur. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise. Operation of the GLWB The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB rider (for example, the “Benefit Base” and “Annual Benefit Payment” sections), refer to the GLWB Rate Table at the end of this section for the specific rates and other terms applicable to your GLWB rider. (See Appendix D for examples illustrating the operation of the GLWB.) Benefit Base. While the GLWB rider is in effect, we guarantee that you will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the “Annual Benefit Payment”), we multiply the Benefit Base by the GLWB Withdrawal Rate (see “GLWB Rate Table”) while the Account Value is greater than zero. The initial Benefit Base is equal to your initial Purchase Payment. We increase the Benefit Base by each additional Purchase Payment. Any withdrawals taken prior to the date you reach the Lifetime Withdrawal Age (see “GLWB Rate Table” below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a “Proportional Adjustment”). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 [$120,000 x ($10,000/$100,000) = $12,000]. Any withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a “Non-Excess Withdrawal.” If, however, you take a withdrawal that exceeds the Annual Benefit Payment (or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment), then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an “Excess Withdrawal.” Depending on the relative amounts of the Benefit Base and the Account Value, such Proportional Adjustment may result in a significant reduction to the Benefit Base (particularly when the Account Value is lower than the Benefit Base), and could have the effect of reducing or eliminating the total amount you are guaranteed to receive under the GLWB rider (see “Managing Your Withdrawals” below). On each contract anniversary on or before the Rollup Rate Period End Date (see “GLWB Rate Table”), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see “GLWB Rate Table”) multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary (see “Automatic Step-Up” below). Annual Benefit Payment. After the Lifetime Withdrawal Age, the Annual Benefit Payment is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable GLWB Withdrawal Rate. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see “GLWB Rate Table”). As shown in the GLWB Rate Table, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated (for example, because of additional Purchase Payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate. Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the “Remaining Annual Benefit Payment.” If the Benefit Base is increased due to a subsequent Purchase Payment, causing the Annual Benefit Payment to increase, the Remaining Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased. As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base. If your contract is subject to Required Minimum Distributions (see “Required Minimum Distributions” below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above. You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see “Access To Your Money — Systematic Withdrawal Program”). While the GLWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time. It is important to note: •If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate (see “GLWB Rate Table”) multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life. •If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life. •If your Account Value is reduced to zero due to a withdrawal prior to the Lifetime Withdrawal Age or because you make an Excess Withdrawal, lifetime payments are not available, no further benefits will be payable under the GLWB rider, and the GLWB rider will terminate. •Joint Lifetime Guarantee Rate option: If your contract has not been continued under Spousal Continuation described below, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see “GLWB Rate Table”.) •While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available. •If you have selected the GLWB rider, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the GLWB rider, because the Benefit Base may not be increased by the Rollup Rate and the GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see “GLWB Rate Table”). As shown in the GLWB Rate Table, waiting to take your first withdrawal may result in a higher GLWB Withdrawal Rate. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using. •At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the GLWB rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB rider. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB rider. •For FlexChoice only: You may elect to receive the commuted value of lifetime payments under the GLWB rider in a lump sum instead of lifetime payments. We will determine the amount of the lump sum as of the date the Account Value is reduced to zero, based on the Annual Benefit Payments due to you, not including any Remaining Annual Benefit Payment payable in the current Contract Year. When we determine the amount of the lump sum, we will calculate the present value by discounting the value of the stream of Annual Benefit Payments that would have been payable to you over your expected lifetime. In calculating the present value, we will determine the amount and number of Annual Benefit Payments (that is, the number of payments you would have received over your expected lifetime), and the discount rate for calculating the present value of those payments, based on life expectancy assumptions and interest rate conditions at the time of the calculation. The lump sum we offer you will be at least 90% of the present value that was calculated and will be determined in a nondiscriminatory manner (as required in New York State). We will send you a Notice that specifies the amount of the Annual Benefit Payments, on the one hand, and the amount of the lump sum offered, on the other, so that you can make your decision as to which option to elect. You will have at least 45 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the contract and all obligations of the Company. GLWB Variations. There are two variations of the GLWB rider. The two variations are Level and Expedite. For FlexChoice Access, these variations are referred to as “FlexChoice Access Level” and “FlexChoice Access Expedite,” For FlexChoice, the variations are referred to as “FlexChoice Level” and “FlexChoice Expedite.” We currently offer one variation of the GLWB rider - FlexChoice Access Level, and it must be selected prior to issuance. The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate will vary depending on the variation.•Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or •Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.For both variations, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see “GLWB Rate Table”). Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. If you do take an Excess Withdrawal, we will recalculate the Benefit Base in the same proportion that the withdrawal (including any withdrawal charge) reduces the Account Value and reduce the Annual Benefit Payment to the new Benefit Base multiplied by the applicable GLWB Withdrawal Rate. In addition, you should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. If you take a withdrawal prior to the Lifetime Withdrawal Age, we will recalculate the Benefit Base in the same proportion that the withdrawal (including any withdrawal charge) reduces the Account Value. These reductions in the Benefit Base caused by withdrawals prior to the Lifetime Withdrawal Age, and in the Benefit Base and the Annual Benefit Payment caused by Excess Withdrawals, may be significant. You are still eligible to receive lifetime payments so long as the Excess Withdrawal or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. An Excess Withdrawal (or any withdrawal prior to Lifetime Withdrawal Age) that reduces the Account Value to zero will terminate the contract and cause lifetime payments to not be available. If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Benefit Base and Annual Benefit Payment by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix D, “Withdrawals – Withdrawals After the Lifetime Withdrawal Age – Excess Withdrawals.” You can always make Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, you cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year. Income taxes and penalties may apply to your withdrawals. Withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount in any Contract Year. (See “Expenses — Withdrawal Charges.”) Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Code, when you reach the age at which you must begin taking required minimum distributions, if those distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater). If: (1) you are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program; (2) you do not take additional withdrawals outside of these two programs; and (3) your Remaining Annual Benefit Payment for the Contract Year is equal to zero (note: this is only a condition under the following limited circumstances: (i) if you reach the end of the calendar year and (ii) your Annual Benefit Payment or Remaining Annual Benefit Payment was not already increased to equal the required minimum distribution amount); we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment. See “Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB” below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program. Automatic Step-Up. On each contract anniversary prior to the contract Owner’s 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that you have not chosen to decline the Automatic Step-Up as described below). The Automatic Step-Up: •will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals; •will increase the Annual Benefit Payment to equal to the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and •may increase the GLWB rider charge to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up. In the event that your GLWB rider charge would increase with the Automatic Step-Up, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Step-Up and related increased GLWB rider charge. If you elect to decline the Automatic Step-Up, you must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable contract anniversary. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at your Administrative Office that you wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the GLWB rider on the contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB rider will terminate, we will no longer deduct the GLWB rider charge, and the investment allocation restrictions described in Appendix B will no longer apply. The contract, however, will continue. If you cancel the GLWB rider on the 10th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) – (b) where: (a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced by the Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and (b) is the Account Value on the date of cancellation. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value such Purchase Payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GLWB rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GLWB rider for its Guaranteed Principal Adjustment feature. Investment Allocation Restrictions. For a detailed description of the GLWB investment allocation restrictions see “Purchase — Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB” and “Appendix B – Investment Portfolios Available Under the Benefits Offered Under the Contract.” Restrictions on Subsequent Purchase Payments. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GLWB, see the applicable subsection of “Purchase — Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB.” Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in “Expenses — Withdrawal Charge” (also see “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program”). Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1∕2, a 10% Federal income tax penalty may apply. Tax Treatment. The tax treatment of withdrawals under the GLWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base under the GLWB rider at the time of the withdrawal, if the Benefit Base is greater than the Account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase. Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and the Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, “you” always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person. GLWB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the Internal Revenue Service required distribution rules, you may not purchase a GLWB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules. Termination of the GLWB Rider. The GLWB rider will terminate upon the earliest of: (1) the date of a full withdrawal of the Account Value that is an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the rider charge will be assessed); (2) the date you apply any portion of the Account Value to an Annuity Option (a pro rata portion of the rider charge will be assessed);(3) the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the contract under the spousal continuation provisions of the contract (see “Spousal Continuation” below); (4) the death of the Owner after the first Spousal Continuation; (5) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed); (6) the effective date of the cancellation of the rider; or (7) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed). (See “Operation of the GLWB” for scenarios when the Account Value is reduced to zero because of a rider charge or Non-Excess Withdrawal.) Under our current administrative procedures, we will waive the termination of the GLWB rider if you assign a portion of the contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges. Once the rider is terminated, the GLWB rider charge will no longer be deducted and the GLWB investment allocation restrictions and any Purchase Payment restrictions will no longer apply. Spousal Continuation. Subject to the Minimum Spousal Age (see “GLWB Rate Table”), if your spouse continues the contract under the Spousal Continuation provisions of the contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in “Operation of the GLWB” and provided the GLWB is not terminated or cancelled (see “Termination of the GLWB Rider” above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the contract; however, the GLWB will terminate. If no withdrawal has been made after the Lifetime Withdrawal Age and the contract has been continued under Spousal Continuation, then the first withdrawal by the new Owner after the new Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the contract Owner prior to the contract Owner’s death, the GLWB Withdrawal Rate that applies after Spousal Continuation will be the same as the GLWB Withdrawal Rate in effect prior to Spousal Continuation. If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB rider charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see “GLWB Rate Table”) to your spouse (the new contract Owner) for the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see “GLWB Rate Table”). The GLWB will not terminate upon the first Spousal Continuation of the contract; however, it will terminate upon any subsequent Spousal Continuations. Guaranteed Lifetime Withdrawal Benefit and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions imposed by your selling firm, our current established administrative procedures and applicable state law). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the Annuity Date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit. If you annuitize at the latest date permitted, you must elect one of the following options: (1) Annuitize the Account Value under the contract’s annuity provisions. (2) If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your or your spousal Beneficiary’s death). If you do not select an Annuity Option or elect to receive payments under the GLWB rider, we will annuitize your contract under the Life Annuity With 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GLWB rider. Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, when you reach the age at which you must begin taking required minimum distributions, our Automated Required Minimum Distribution Program, used with the GLWB rider, can help you fulfill minimum distribution requirements with respect to your contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis. Alternatively, you may choose to enroll in the both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money — Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GLWB rider, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program on an annual basis, after the Systematic Withdrawal Program monthly payment in December. If additional amounts are paid out at the end of the calendar year to fulfill minimum distribution requirements, this will reduce the Remaining Annual Benefit Payment for the Contract Year. You should contact the Annuity Service Center to determine if your Systematic Withdrawal Payment amount needs to be adjusted to avoid an Excess Withdrawal that could reduce your GLWB Base and Net Purchase Payment Amount. The total withdrawals under the Systematic Withdrawal Program in the Contract Year cannot exceed an amount equal to the Annual Benefit Payment. If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced. To enroll the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.GLWB Rate Table The GLWB Rate Table lists the following for the GLWB rider. •Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at which the Benefit Base is increased at each contract anniversary if a withdrawal has not occurred in the previous Contract Year. •Rollup Rate Period End Date: The period of time following the contract issue date during which the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base. •GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if you take withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the “Annual Benefit Payment”) such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB — see “Operation of the GLWB — Managing Your Withdrawals.”) For IRAs and other Qualified Contracts, also see “Operation of the GLWB — Required Minimum Distributions.” •GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see “Annual Benefit Payment” above). Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life • Joint Lifetime Guarantee Rate option: At the time your Account Value is reduced to zero, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see “Annual Benefit Payment” above); we will then begin making monthly payments using the applicable Single Lifetime Guarantee Rate unless you elect to have your Annual Benefit Payments paid for the life of you and your spouse using the applicable Joint Lifetime Guarantee Rate. You may elect a Joint Lifetime Guarantee rate only if 1) your spouse is no younger than the Minimum Spousal Age and 2) your contract has not been continued under the Spousal Continuation provision described above. •Single Lifetime Guarantee Rate option: The Single Lifetime Guarantee Rate will always be equal to the Withdrawal Rate. •The maximum and current rider charges. Different Versions of the GLWB. From time to time, we may introduce new versions of the GLWB rider. If we introduce a new version of the rider, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus. GLWB RATE TABLE FlexChoice Access Level Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
01/01/24	—	5.00%	10th Contract Anniversary	59 1∕2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 60	4.25%	4.25%	3. 60%
						60-to less than 65	4.25%	4.25%	3.60%
						65 to less than 70	5.25%	5.25%	4.45%
						70 to less than 75	5.65%	5.65%	4.80%
						75 to less than 80	6.15%	6.15%	5.20%
						80 to less than 85	6.75%	6.75%	5.70%
						85 to less than 90	7.45%	7.45%	6.30%
						90 to less than 95	8.35%	8.35%	7.10%
						95+	9.55%	9.55%	8.10%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
10/03/22	12/31/23	5.00%	10th Contract Anniversary	59 1∕2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	4.25%	4.25%	3.25%
						65+	5.25%	5.25%	4.25%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
07/20/20	10/02/22	5.00%	10th Contract Anniversary	59 1∕2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	3.75%	3.75%	2.75%
						65+	4.75%	4.75%	3.75%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
11/12/18	07/19/20	5.00%	10th Contract Anniversary	59 1∕2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	4.35%	4.35%	3.35%
						65 to less than 75	5.35%	5.35%	4.35%
						75 to less than 80	5.60%	5.60%	4.60%
						80+	6.10%	6.10%	5.10%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
07/23/18	11/11/18	5.00%	10th Contract Anniversary	59 1∕2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	4.25%	4.25%	3.25%
						65 to less than 75	5.25%	5.25%	4.25%
						75 to less than 80	5.50%	5.50%	4.50%
						80+	6.00%	6.00%	5.00%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
02/12/18	07/22/18	5.00%	10th Contract Anniversary	59 1∕2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	4.00%	4.00%	3.00%
						65 to less than 75	5.00%	5.00%	4.00%
						75 to less than 80	5.25%	5.25%	4.25%
						80+	5.75%	5.75%	4.75%
FlexChoice Access Expedite Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
06/12/23	10/26/23	5.00%	10th Contract Anniversary	59 1∕2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	6.00%	79 or younger	2.50%	2.00%
								80+	3.00%	2.25%
						65+	8.00%	79 or younger	3.00%	2.25%
								80+	3.00%	2.25%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
10/03/22	06/11/23	5.00%	10th Contract Anniversary	59 1∕2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	5.25%	79 or younger	2.50%	2.00%
								80+	3.00%	2.25%
						65+	7.25%	79 or younger	3.00%	2.25%
								80+	3.00%	2.25%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
07/20/20	10/02/22	5.00%	10th Contract Anniversary	59 1∕2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	5.00%	79 or younger	2.50%	2.00%
								80+	3.00%	2.25%
						65+	6.00%	79 or younger	3.50%	2.75%
								80+	4.00%	3.25%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
11/12/18	7/19/20	5.00%	10th Contract Anniversary	59 1∕2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	5.00%	79 or younger	3.75%	2.75%
								80+	4.00%	3.00%
						65 to less than 75	6.00%	79 or younger	4.75%	3.75%
								80+	5.00%	4.00%
						75 to less than 80	6.00%	79 or younger	4.75%	3.75%
								80+	5.00%	4.00%
						80+	6.75%	79 or younger	N/A	N/A
								80+	5.75%	4.75%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
07/23/18	11/11/18	5.00%	10th Contract Anniversary	59 1∕2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	5.00%	79 or younger	3.50%	2.50%
								80+	3.75%	2.75%
						65 to less than 75	6.00%	79 or younger	4.50%	3.50%
								80+	4.75%	3.75%
						75 to less than 80	6.00%	79 or younger	4.50%	3.50%
								80+	4.75%	3.75%
						80+	6.75%	79 or younger	N/A	N/A
								80+	5.50%	4.50%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
02/12/18	07/22/18	5.00%	10th Contract Anniversary	59 1∕2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	5.00%	79 or younger	3.00%	2.00%
								80+	3.25%	2.25%
						65 to less than 75	6.00%	79 or younger	4.00%	3.00%
								80+	4.25%	3.25%
						75 to less than 80	6.00%	79 or younger	4.00%	3.00%
								80+	4.25%	3.25%
						80+	6.75%	79 or younger	N/A	N/A
								80+	5.00%	4.00%
FlexChoice Level Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
05/02/16	02/11/18	5.00%	10th Contract Anniversary	59 1∕2	Minimum Issue Age: You must be at least age 60 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 4 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.20% of the Benefit Base
						59 1∕2 to less than 65	4.00%	4.00%	3.00%
						65 to less than 75	5.00%	5.00%	3.60%
						75 to less than 80	5.25%	5.25%	4.25%
						80+	5.75%	5.75%	4.75%
FlexChoice Expedite Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
05/02/16	02/11/18	5.00%	10th Contract Anniversary	59 1∕2	Minimum Issue Age: You must be at least age 60 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 4 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.20% of the Benefit Base
						59 1∕2 to less than 65	5.00%	79 or younger	3.00%	2.00%
								80+	3.25%	2.25%
						65 to less than 75	6.00%	79 or younger	4.00%	3.00%
								80+	4.25%	3.25%
						75 to less than 80	6.00%	79 or younger	4.00%	3.00%
								80+	4.25%	3.25%
						80+	6.75%	79 or younger	N/A	N/A
								80+	5.00%	4.00%
1. When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.
Class S III | LivingBenefitGLWBDeathBenefitMember
Prospectus:
Calculation Method of Benefit [Text Block]	APPENDIX D Guaranteed Lifetime Withdrawal Benefit Examples The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only. Benefit Base The initial Benefit Base is equal to your initial Purchase Payment. The Benefit Base is increased by any additional Purchase Payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below. A. Withdrawals Withdrawals Prior to the Lifetime Withdrawal Age There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a “Proportional Adjustment”). Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). Withdrawals After the Lifetime Withdrawal Age Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal. A “Non-Excess Withdrawal” is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal. An “Excess Withdrawal” is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. Examples: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%). Non-Excess Withdrawals You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal. Excess Withdrawals Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 – $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500). Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 – $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 – $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%). B. Rollup Rate On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary. Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%). If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each contract anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 × 5%). If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following contract anniversary. After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate. C. Automatic Step-Up On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the Benefit Base to the Account Value; (2) increases the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and (3) may increase the rider charge. Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%). At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%). On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above. At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the contract anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%). Illustrative GLWB Example The graph below is an illustration that incorporates several concepts of the GLWB rider. Please note: •The graph assumes no withdrawals occur until after the Lifetime Withdrawal Age. •The graph assumes no withdrawals occur until the Rollup Rate Period End Date is reached. •The graph assumes Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments. •The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same). •The graph shows the “Benefit Base had Automatic Step-Ups not occurred” for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).

Class S III | PrincipalProtectionDeathBenefitMember
Prospectus:
Calculation Method of Benefit [Text Block]	APPENDIX E Principal Protection Death Benefit Example The investment results shown in the example below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The example below does not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. All amounts are rounded to the nearest dollar. This is the standard death benefit that is part of your Contract at no additional charge.The purpose of this example is to show how partial withdrawals reduce the standard death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2024	$100,000
B	Account Value	10/1/2025 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 10/1/2025	$104,000 (= greater of A and B)
D	Account Value	10/1/2026 (Second Contract Anniversary)	$90,000
E	Death Benefit	10/1/2026	$100,000 (= greater of A and D)
F	Withdrawal	10/2/2026	$9,000
G	Percentage Reduction in Account Value	10/2/2026	10% (= F/D)
H	Account Value after Withdrawal	10/2/2026	$81,000 (= D-F)
I	Purchase Payments reduced for Withdrawal	As of 10/2/2026	$90,000 (= A-(A × G))
J	Death Benefit	10/2/2026	$90,000 (= greater of H and I)
Notes to Example Purchaser is age 60 at issue. The Account Values on 10/1/2026 and 10/2/2026 are assumed to be equal prior to the withdrawal.
Class S III | FlexChoiceAccessMember | GLWBDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense, Footnotes [Text Block]	Note 6. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 7. The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to February 12, 2018 were issued with the FlexChoice version of GLWB. FlexChoice Access Level is currently available for purchase. FlexChoice and FlexChoice Access Expedite are no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for more information about FlexChoice Access and FlexChoice.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense, Footnotes [Text Block]	Note 6. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 7. The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to February 12, 2018 were issued with the FlexChoice version of GLWB. FlexChoice Access Level is currently available for purchase. FlexChoice and FlexChoice Access Expedite are no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for more information about FlexChoice Access and FlexChoice.
Class S - L Share Option (offered on and after May 2, 2016)
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you elect the “Class S” Contract class and you withdraw money during the first 7 full Contract Years following a Purchase Payment, you may be assessed a withdrawal charge of up to 7% of the Purchase Payment withdrawn, declining to 0% over that time period.
If you elect the “Class S – L Share Option” Contract class and you withdraw money during the first 4 full Contract Years following a Purchase Payment, you may be assessed a withdrawal charge of up to 7% of the Purchase
Payment withdrawn, declining to 0% over that time period.
For example, if you elect either Contract class and make an early withdrawal, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.
Fee Table and Examples Expenses – Withdrawal Charge
Transaction Charges
In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options.
Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Expenses – Transfer Fee
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Investment Portfolios Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)[1]	1.17%	1.87%
	Investment options (Portfolio Company fees and expenses)[2]	0.53%	4.52%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.90%[3]	1.35%[4]
1 As a percentage of average Account Value in the Separate Account. The charge shown also includes the Account Fee.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
3 As a percentage of the guaranteed withdrawal amount, which is a value used to calculate your benefit. This charge is the current charge for the least expensive optional benefit.
4 As a percentage of the Benefit Base, which is a value used to calculate your benefit. This charge is the current charge for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,564	Highest Annual Cost $5,318
	Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio Company
fees and expenses
•No optional benefits
•No additional Purchase Payments,
transfers, or withdrawals

•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract classes, optional
benefits, and Portfolio
Company fees and expenses
•No additional Purchase
Payments, transfers, or
withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you elect the “Class S” Contract class and you withdraw money during the first 7 full Contract Years following a Purchase Payment, you may be assessed a withdrawal charge of up to 7% of the Purchase Payment withdrawn, declining to 0% over that time period.
If you elect the “Class S – L Share Option” Contract class and you withdraw money during the first 4 full Contract Years following a Purchase Payment, you may be assessed a withdrawal charge of up to 7% of the Purchase
Payment withdrawn, declining to 0% over that time period.
For example, if you elect either Contract class and make an early withdrawal, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.
Fee Table and Examples Expenses – Withdrawal Charge

Surrender Charge Phaseout Period, Years | yr	4
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges
In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options.
Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Expenses – Transfer Fee

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Investment Portfolios Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)[1]	1.17%	1.87%
	Investment options (Portfolio Company fees and expenses)[2]	0.53%	4.52%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.90%[3]	1.35%[4]
1 As a percentage of average Account Value in the Separate Account. The charge shown also includes the Account Fee.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
3 As a percentage of the guaranteed withdrawal amount, which is a value used to calculate your benefit. This charge is the current charge for the least expensive optional benefit.
4 As a percentage of the Benefit Base, which is a value used to calculate your benefit. This charge is the current charge for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,564	Highest Annual Cost $5,318
	Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio Company
fees and expenses
•No optional benefits
•No additional Purchase Payments,
transfers, or withdrawals

•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract classes, optional
benefits, and Portfolio
Company fees and expenses
•No additional Purchase
Payments, transfers, or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.17%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.87%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Account Value in the Separate Account. The charge shown also includes the Account Fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.53%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.52%
Investment Options Footnotes [Text Block]	2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
Optional Benefits Minimum [Percent]	0.90%
Optional Benefits Maximum [Percent]	1.35%
Optional Benefits Footnotes [Text Block]	3 As a percentage of the guaranteed withdrawal amount, which is a value used to calculate your benefit. This charge is the current charge for the least expensive optional benefit.[4] As a percentage of the Benefit Base, which is a value used to calculate your benefit. This charge is the current charge for the most expensive optional benefit.
Lowest Annual Cost [Dollars]	$ 1,564
Highest Annual Cost [Dollars]	$ 5,318
Risks [Table Text Block]
Risks
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges may apply for the first 7 years of the Contract if Class S has been elected or the first 4 years of the Contract if the Class S – L Share
Option has been elected. Withdrawal charges will reduce the value of your
Contract if you withdraw money during the applicable time period.
The benefits of tax deferral and living benefit protection also mean the
Contract is more beneficial to investors with a long time horizon.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies).
•Each investment option has its own unique risks.
•You should review the prospectuses for the available funds before making an investment decision.
Principal Risks
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Brighthouse, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Principal Risks

Investment Restrictions [Text Block]	•Currently, we allow unlimited transfers without charge among investment options during the Accumulation Phase. However, we reserve the right to impose a charge for transfers in excess of 12 per year.•We reserve the right to limit transfers in circumstances of frequent or large transfers.•We reserve the right to remove or substitute the Portfolio Companies available as investment options under the Contract.
Optional Benefit Restrictions [Text Block]	•Certain optional benefits limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.•Certain optional benefits may vary by selling firm.•Certain optional benefits could limit subsequent Purchase Payments.•Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.•We may stop offering an optional benefit at any time for new sales.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.•You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own an insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	FEE TABLE AND EXAMPLESThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, make withdrawals from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted. New York does not currently assess premium taxes on Purchase Payments.
  Transaction Expenses
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%
Transfer Fee (Note 2)	$25 $0 (First 12 per year)
Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Class S – L Share Option
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4 and thereafter	0
Class S
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0
Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future. The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Investment Portfolio fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses
Administrative Expenses (Note 1)	$30
Base Contract Expenses (Note 2)
(as a percentage of Account Value)
Class S – L Share Option	1.85%
Class S	1.15%
Optional Benefit Expenses (Note 3, Note 4)
Guaranteed Withdrawal Benefit (GWB) Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 5))
GWB v1 — maximum charge	1.80%
GWB v1 — current charge	0.90%
Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider Charges
(as a percentage of the Benefit Base (Note 6))
	Maximum Charge	Current Charge
FlexChoice Access (Note 7)	2.00%	1.35%
FlexChoice (Note 7)	2.00%	1.20%
Note 1. We call this the “Account Fee” in your Contract, as well as in other places in the prospectus. It is charged every Contract Year on your Contract Anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. For instance, if your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract. See “Expenses” section of the prospectus, under the sub-heading “Account Fee”. In the section entitled “Important Information You Should Consider About Your Contract” earlier in this prospectus, we are required to present this fee as part of the Base Contract. Note 2. We call these the “Separate Account Charges” in your Contract, as well as in other places in the prospectus. This charge is deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Base Contract Expenses” for more information. Note 3. These charges are deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 4: These charges are deducted solely from Account Value in the Separate Account. You may not elect certain other optional benefits together. Specifically, the Guaranteed Lifetime Withdrawal Benefit: You may not select this rider together with the GWB v1 rider. Note 5. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Withdrawal Benefit” for a definition of the term Total Guaranteed Withdrawal Amount. The GWB rider charge may increase upon an Automatic Annual Step-Up, but it will not exceed the maximum charge listed in this table. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 6. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 7. The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to February 12, 2018 were issued with the FlexChoice version of GLWB. FlexChoice Access Level is currently available for purchase. FlexChoice and FlexChoice Access Expedite are no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for more information about FlexChoice Access and FlexChoice. The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. A complete list of Investment Portfolios available under the Contract, including their annual expenses, may be found in Appendix A. Annual Investment Portfolio Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	4.52%

Transaction Expenses [Table Text Block]	Transaction Expenses
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%
Transfer Fee (Note 2)	$25 $0 (First 12 per year)
Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Class S – L Share Option
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4 and thereafter	0
Class S
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Class S – L Share Option
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4 and thereafter	0
Class S
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0

Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Current [Dollars]	$ 0
Exchange Fee, Footnotes [Text Block]	Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
Annual Contract Expenses [Table Text Block]	The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Investment Portfolio fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses
Administrative Expenses (Note 1)	$30
Base Contract Expenses (Note 2)
(as a percentage of Account Value)
Class S – L Share Option	1.85%
Class S	1.15%
Optional Benefit Expenses (Note 3, Note 4)
Guaranteed Withdrawal Benefit (GWB) Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 5))
GWB v1 — maximum charge	1.80%
GWB v1 — current charge	0.90%
Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider Charges
(as a percentage of the Benefit Base (Note 6))
	Maximum Charge	Current Charge
FlexChoice Access (Note 7)	2.00%	1.35%
FlexChoice (Note 7)	2.00%	1.20%
Note 1. We call this the “Account Fee” in your Contract, as well as in other places in the prospectus. It is charged every Contract Year on your Contract Anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. For instance, if your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract. See “Expenses” section of the prospectus, under the sub-heading “Account Fee”. In the section entitled “Important Information You Should Consider About Your Contract” earlier in this prospectus, we are required to present this fee as part of the Base Contract. Note 2. We call these the “Separate Account Charges” in your Contract, as well as in other places in the prospectus. This charge is deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Base Contract Expenses” for more information. Note 3. These charges are deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 4: These charges are deducted solely from Account Value in the Separate Account. You may not elect certain other optional benefits together. Specifically, the Guaranteed Lifetime Withdrawal Benefit: You may not select this rider together with the GWB v1 rider. Note 5. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Withdrawal Benefit” for a definition of the term Total Guaranteed Withdrawal Amount. The GWB rider charge may increase upon an Automatic Annual Step-Up, but it will not exceed the maximum charge listed in this table. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 6. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 7. The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to February 12, 2018 were issued with the FlexChoice version of GLWB. FlexChoice Access Level is currently available for purchase. FlexChoice and FlexChoice Access Expedite are no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for more information about FlexChoice Access and FlexChoice.
Administrative Expense, Current [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	Note 1. We call this the “Account Fee” in your Contract, as well as in other places in the prospectus. It is charged every Contract Year on your Contract Anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. For instance, if your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract. See “Expenses” section of the prospectus, under the sub-heading “Account Fee”.
Base Contract Expense (of Average Account Value), Current [Percent]	1.85%
Base Contract Expense, Footnotes [Text Block]	Note 2. We call these the “Separate Account Charges” in your Contract, as well as in other places in the prospectus. This charge is deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Base Contract Expenses” for more information.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Investment Portfolio Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	4.52%

Portfolio Company Expenses Minimum [Percent]	0.53%
Portfolio Company Expenses Maximum [Percent]	4.52%
Surrender Example [Table Text Block]
Time Periods
	1 year	3 years	5 years	10 years
maximum	$14,671	$27,959	$40,449	$70,013
minimum	$10,030	$14,671	$19,360	$33,134
Time Periods
	1 year	3 years	5 years	10 years
maximum	$15,371	$29,871	$39,736	$74,390
minimum	$10,730	$16,734	$19,131	$39,508

Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,671
Surrender Expense, 1 Year, Minimum [Dollars]	10,030
Surrender Expense, 3 Years, Maximum [Dollars]	27,959
Surrender Expense, 3 Years, Minimum [Dollars]	14,671
Surrender Expense, 5 Years, Maximum [Dollars]	40,449
Surrender Expense, 5 Years, Minimum [Dollars]	19,360
Surrender Expense, 10 Years, Maximum [Dollars]	70,013
Surrender Expense, 10 Years, Minimum [Dollars]	33,134
Annuitized Expense, 1 Year, Maximum [Dollars]	7,671
Annuitized Expense, 1 Year, Minimum [Dollars]	3,030
Annuitized Expense, 3 Years, Maximum [Dollars]	22,559
Annuitized Expense, 3 Years, Minimum [Dollars]	9,271
Annuitized Expense, 5 Years, Maximum [Dollars]	36,849
Annuitized Expense, 5 Years, Minimum [Dollars]	15,760
Annuitized Expense, 10 Years, Maximum [Dollars]	70,013
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 33,134
No Surrender Example [Table Text Block]
Time Periods
	1 year	3 years	5 years	10 years
maximum	$7,671	$22,559	$36,849	$70,013
minimum	$3,030	$9,271	$15,760	$33,134
Time Periods
	1 year	3 years	5 years	10 years
maximum	$8,371	$24,471	$39,736	$74,390
minimum	$3,730	$11,334	$19,131	$39,508

Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT Unsuitable as Short-Term Savings Vehicle. The contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your financial representative. Investment Risk. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen. The Account Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Portfolio. This risk could have a significant negative impact on certain benefits and guarantees under the contract. The investment risks are described in the prospectuses for the Investment Portfolios. Investment Portfolios That Have A Managed Volatility Strategy. Certain Investment Portfolios are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to these Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns. If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy. Investment Restrictions – Opportunity Risks. Generally, the living benefit riders impose restrictions and limitations on your choices of Investment Portfolios. These restrictions and requirements are intended to protect Brighthouse, and reduce the likelihood that we will have to pay guaranteed benefits under the riders out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the portfolio companies – this means your opportunity for investment gains may be limited. Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise. Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the contract), and prior to age 59 1∕2 a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains. Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in our systems and the systems of third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. A cyber-attack could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for us. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters and events may adversely affect our ability to conduct business or administer the contract, particularly if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX A Investment Portfolios Available Under the Contract The following is a list of Investment Portfolios under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF54. You can also request this information at no cost by calling (888) 243-1932 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits you choose, you may not be able to invest in certain Investment Portfolios. See Appendix B:Investment Portfolios Available Under the Benefits Offered Under the Contract. The current expenses and performance information below reflects fees and expenses of the Investment Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund — Class III# BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.02%	12.49%	7.39%	4.63%
Seeks capital appreciation and current income.	AB Global Dynamic Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.90%	11.64%	3.99%	3.70%
Seeks to maximize total return.	AB International Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.88%	8.91%	—	—
Seeks long-term capital appreciation.	Allspring Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	0.98%	9.02%	13.21%	7.60%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	16.49%	8.48%	6.67%
Seeks growth of capital.	American Funds® Growth Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	20.27%	10.43%	8.01%
Seeks to achieve growth of capital.	American Funds® Growth Portfolio — Class C Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM	0.92%	37.99%	18.29%	13.99%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.94%	12.91%	6.76%	5.49%
Seeks capital appreciation and current income.	BlackRock Global Tactical Strategies Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.93%	13.32%	4.89%	3.97%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.90%	13.07%	5.66%	4.53%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.99%	20.81%	11.55%	7.92%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Balanced Plus Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC	0.97%	9.24%	5.01%	4.78%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	1.12%	13.95%	10.81%	7.17%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited	1.21%	6.47%	2.88%	1.30%
Seeks a high level of current income.	Brighthouse/Eaton Vance Floating Rate Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management	0.95%	10.79%	4.27%	3.41%
Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.73%	5.59%	1.51%	1.29%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.90%	12.73%	6.15%	4.38%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.98%	18.95%	7.24%	3.19%
Seeks total return.	Invesco Balanced-Risk Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.94%	6.44%	5.36%	4.21%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.21%	13.33%	8.86%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	34.58%	12.20%	8.41%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	11.90%	8.64%	7.39%
Seeks to maximize total return.	JPMorgan Core Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.70%	5.71%	1.17%	1.69%
Seeks capital appreciation and current income.	JPMorgan Global Active Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.98%	10.51%	5.56%	4.66%
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	22.20%	9.41%	7.19%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	51.73%	16.12%	10.53%
Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	MetLife Multi-Index Targeted Risk Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Management, LLC	0.66%	13.82%	5.03%	4.44%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.90%	12.82%	8.54%	4.17%
Seeks total return.	PanAgora Global Diversified Risk Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.	0.98%	4.71%	2.47%	—
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.93%	3.59%	3.05%	2.08%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.80%	6.05%	1.01%	1.60%
Seeks capital appreciation and current income.	Schroders Global Multi-Asset Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Schroder Investment Management North America Inc.	0.95%	15.02%	4.88%	4.02%
Seeks to provide total return, primarily through capital appreciation.	SSGA Emerging Markets Enhanced Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc	0.98%	12.50%	—	—
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.77%	13.97%	7.51%	5.49%
Seeks growth of capital.	SSGA Growth ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.80%	15.75%	9.20%	6.43%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	9.64%	11.26%	8.66%
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. Sub-Subadviser: T. Rowe Price Investment Management, Inc.	0.95%	19.84%	11.63%	10.45%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	9.94%	14.38%	8.30%
Seeks a high level of current income, consistent with preservation of principal.	Western Asset Management Government Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.72%	4.39%	0.21%	1.26%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	1.00%	18.36%	6.88%	4.46%
Seeks a competitive total return primarily from investing in fixed- income securities.	BlackRock Bond Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.64%	5.59%	1.28%	1.95%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.82%	49.23%	15.86%	12.60%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.61%	4.80%	1.50%	0.98%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.89%	7.83%	3.62%	3.05%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.89%	10.52%	5.60%	4.34%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.59%	7.72%	5.67%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.94%	17.30%	9.75%	6.91%
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.02%	18.24%	11.28%	6.48%
Seeks long-term capital appreciation.	Brighthouse/Dimensional International Small Company Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP	1.05%	13.52%	7.32%	4.42%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.86%	7.38%	12.84%	10.08%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.96%	17.73%	10.99%	9.01%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.80%	52.86%	17.69%	14.03%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.58%	4.90%	0.57%	1.27%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.61%	15.76%	12.00%	8.68%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.69%	17.58%	7.67%	3.75%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.62%	16.47%	9.57%	6.84%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	25.63%	15.10%	11.47%
Seeks capital appreciation.	MFS® Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.83%	7.85%	11.27%	8.51%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.05%	15.20%	12.13%	8.48%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	46.53%	13.23%	11.60%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.81%	9.22%	2.54%	2.76%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.75%	4.59%	0.70%	0.98%
Seeks long-term growth of capital.	Janus Henderson Global Sustainable Equity Portfolio — Service Shares# Janus Henderson Investors US LLC	1.12%	23.24%	—	—
#Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.*This Investment Portfolio is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). See “Principal Risks of Investing in the Contract.”‡This Investment Portfolio is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Investment Portfolioinvests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Prospectuses Available [Text Block]	The following is a list of Investment Portfolios under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF54. You can also request this information at no cost by calling (888) 243-1932 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits you choose, you may not be able to invest in certain Investment Portfolios. See Appendix B:Investment Portfolios Available Under the Benefits Offered Under the Contract. The current expenses and performance information below reflects fees and expenses of the Investment Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund — Class III# BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.02%	12.49%	7.39%	4.63%
Seeks capital appreciation and current income.	AB Global Dynamic Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.90%	11.64%	3.99%	3.70%
Seeks to maximize total return.	AB International Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.88%	8.91%	—	—
Seeks long-term capital appreciation.	Allspring Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	0.98%	9.02%	13.21%	7.60%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	16.49%	8.48%	6.67%
Seeks growth of capital.	American Funds® Growth Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	20.27%	10.43%	8.01%
Seeks to achieve growth of capital.	American Funds® Growth Portfolio — Class C Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM	0.92%	37.99%	18.29%	13.99%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.94%	12.91%	6.76%	5.49%
Seeks capital appreciation and current income.	BlackRock Global Tactical Strategies Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.93%	13.32%	4.89%	3.97%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.90%	13.07%	5.66%	4.53%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.99%	20.81%	11.55%	7.92%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Balanced Plus Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC	0.97%	9.24%	5.01%	4.78%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	1.12%	13.95%	10.81%	7.17%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited	1.21%	6.47%	2.88%	1.30%
Seeks a high level of current income.	Brighthouse/Eaton Vance Floating Rate Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management	0.95%	10.79%	4.27%	3.41%
Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.73%	5.59%	1.51%	1.29%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.90%	12.73%	6.15%	4.38%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.98%	18.95%	7.24%	3.19%
Seeks total return.	Invesco Balanced-Risk Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.94%	6.44%	5.36%	4.21%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.21%	13.33%	8.86%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	34.58%	12.20%	8.41%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	11.90%	8.64%	7.39%
Seeks to maximize total return.	JPMorgan Core Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.70%	5.71%	1.17%	1.69%
Seeks capital appreciation and current income.	JPMorgan Global Active Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.98%	10.51%	5.56%	4.66%
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	22.20%	9.41%	7.19%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	51.73%	16.12%	10.53%
Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	MetLife Multi-Index Targeted Risk Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Management, LLC	0.66%	13.82%	5.03%	4.44%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.90%	12.82%	8.54%	4.17%
Seeks total return.	PanAgora Global Diversified Risk Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.	0.98%	4.71%	2.47%	—
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.93%	3.59%	3.05%	2.08%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.80%	6.05%	1.01%	1.60%
Seeks capital appreciation and current income.	Schroders Global Multi-Asset Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Schroder Investment Management North America Inc.	0.95%	15.02%	4.88%	4.02%
Seeks to provide total return, primarily through capital appreciation.	SSGA Emerging Markets Enhanced Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc	0.98%	12.50%	—	—
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.77%	13.97%	7.51%	5.49%
Seeks growth of capital.	SSGA Growth ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.80%	15.75%	9.20%	6.43%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	9.64%	11.26%	8.66%
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. Sub-Subadviser: T. Rowe Price Investment Management, Inc.	0.95%	19.84%	11.63%	10.45%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	9.94%	14.38%	8.30%
Seeks a high level of current income, consistent with preservation of principal.	Western Asset Management Government Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.72%	4.39%	0.21%	1.26%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	1.00%	18.36%	6.88%	4.46%
Seeks a competitive total return primarily from investing in fixed- income securities.	BlackRock Bond Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.64%	5.59%	1.28%	1.95%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.82%	49.23%	15.86%	12.60%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.61%	4.80%	1.50%	0.98%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.89%	7.83%	3.62%	3.05%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.89%	10.52%	5.60%	4.34%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.59%	7.72%	5.67%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.94%	17.30%	9.75%	6.91%
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.02%	18.24%	11.28%	6.48%
Seeks long-term capital appreciation.	Brighthouse/Dimensional International Small Company Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP	1.05%	13.52%	7.32%	4.42%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.86%	7.38%	12.84%	10.08%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.96%	17.73%	10.99%	9.01%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.80%	52.86%	17.69%	14.03%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.58%	4.90%	0.57%	1.27%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.61%	15.76%	12.00%	8.68%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.69%	17.58%	7.67%	3.75%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.62%	16.47%	9.57%	6.84%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	25.63%	15.10%	11.47%
Seeks capital appreciation.	MFS® Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.83%	7.85%	11.27%	8.51%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.05%	15.20%	12.13%	8.48%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	46.53%	13.23%	11.60%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.81%	9.22%	2.54%	2.76%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.75%	4.59%	0.70%	0.98%
Seeks long-term growth of capital.	Janus Henderson Global Sustainable Equity Portfolio — Service Shares# Janus Henderson Investors US LLC	1.12%	23.24%	—	—

Benefits Available for Portfolio Companies [Table Text Block]	APPENDIX B Investment Portfolios Available Under the Benefits Offered Under the Contract If you have elected an optional benefit under the contract, your contract may be subject to investment allocation restrictions, as reflected in the following table. See “Investment Allocation Restrictions for Certain Riders” for more details. If your optional benefit is not included in the table below, your contract is not currently subject to any investment allocation restrictions.
Optional Benefit
GWB v1
FlexChoice Access GLWB
FlexChoice GLWB
You may not allocate Purchase Payments to the Standard Dollar Cost Averaging Program if you elect any of these optional benefits.Investment Allocation and Other Purchase Payment Restrictions for the GWB v1 Rider GWB v1 Rider. If you elect the GWB v1 rider, you may allocate your Purchase Payments and Account Value only among the following Investment Portfolios:
AB Global Dynamic Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
JPMorgan Global Active Allocation Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
Western Asset Management Government Income Portfolio
Investment Allocation and Other Purchase Payment Restrictions for the GLWB FlexChoice Access GLWB (available for purchase on and after February 12, 2018). If you elect the FlexChoice Access GLWB, you must allocate your investments according to either Option A or Option B below. Option A. You must allocate 100% of your Purchase Payments or Account Value among:
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Allocation V.I. Fund
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
OR Option B. You must allocate up to 70% of Purchase Payments or Account Value to Platform 1 portfolios; and at least 30% of Purchase Payments or Account Value to Platform 2 portfolios. We will automatically rebalance your allocations quarterly. The investment options in each Platform are:
Platform 1	Platform 2
A maximum of 70% of Purchase Payments or Account Value	A minimum of 30% of Purchase Payments or Account Value
AB Global Dynamic Allocation Portfolio	AB International Bond Portfolio
Platform 1	Platform 2
A maximum of 70% of Purchase Payments or Account Value	A minimum of 30% of Purchase Payments or Account Value
Allspring Mid Cap Value Portfolio	BlackRock Bond Income Portfolio
American Funds® Balanced Allocation Portfolio	BlackRock High Yield Portfolio
American Funds® Growth Allocation Portfolio	BlackRock Ultra-Short Term Bond Portfolio
American Funds® Growth Portfolio	Brighthouse/Eaton Vance Floating Rate Portfolio
American Funds® Moderate Allocation Portfolio	Brighthouse/Franklin Low Duration Total Return Portfolio
Baillie Gifford International Stock Portfolio	JPMorgan Core Bond Portfolio
BlackRock Capital Appreciation Portfolio	MetLife Aggregate Bond Index Portfolio
BlackRock Global Allocation V.I. Fund	PIMCO Inflation Protected Bond Portfolio
BlackRock Global Tactical Strategies Portfolio	PIMCO Total Return Portfolio
Brighthouse Asset Allocation 100 Portfolio	Western Asset Management Government Income Portfolio
Brighthouse Asset Allocation 20 Portfolio	Western Asset Management Strategic Bond Opportunities Portfolio
Brighthouse Asset Allocation 40 Portfolio	Western Asset Management U.S. Government Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
CBRE Global Real Estate Portfolio
Frontier Mid Cap Growth Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Janus Henderson Global Sustainable Equity Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
PanAgora Global Diversified Risk Portfolio
Platform 1	Platform 2
A maximum of 70% of Purchase Payments or Account Value	A minimum of 30% of Purchase Payments or Account Value
Schroders Global Multi-Asset Portfolio
SSGA Emerging Markets Enhanced Index Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Platform 1	Platform 2
A minimum of 80% of your Purchase Payments or Account Value	A maximum of 20% of Purchase Payments or Account Value
AB Global Dynamic Allocation Portfolio	American Funds® Balanced Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio	American Funds® Moderate Allocation Portfolio
Brighthouse Balanced Plus Portfolio	Brighthouse Asset Allocation 20 Portfolio
Invesco Balanced-Risk Allocation Portfolio	Brighthouse Asset Allocation 40 Portfolio
JPMorgan Global Active Allocation Portfolio	Brighthouse Asset Allocation 60 Portfolio
MetLife Aggregate Bond Index Portfolio	SSGA Growth and Income ETF Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
Western Asset Management Government Income Portfolio

Benefit Not Available for Portfolio Company [Flag]	true
Temporary Fee Reductions, Current Expenses [Text Block]	Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.
Class S - L Share Option (offered on and after May 2, 2016) | UnsuitableasShortTermSavingsVehicleMember
Prospectus:
Principal Risk [Text Block]	Unsuitable as Short-Term Savings Vehicle. The contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your financial representative.
Class S - L Share Option (offered on and after May 2, 2016) | InvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen. The Account Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Portfolio. This risk could have a significant negative impact on certain benefits and guarantees under the contract. The investment risks are described in the prospectuses for the Investment Portfolios.
Class S - L Share Option (offered on and after May 2, 2016) | InvestmentPortfoliosThatHaveAManagedVolatilityStrategyMember
Prospectus:
Principal Risk [Text Block]	Investment Portfolios That Have A Managed Volatility Strategy. Certain Investment Portfolios are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to these Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns. If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Class S - L Share Option (offered on and after May 2, 2016) | InvestmentRestrictionsOpportunityRisksMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions – Opportunity Risks. Generally, the living benefit riders impose restrictions and limitations on your choices of Investment Portfolios. These restrictions and requirements are intended to protect Brighthouse, and reduce the likelihood that we will have to pay guaranteed benefits under the riders out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the portfolio companies – this means your opportunity for investment gains may be limited.
Class S - L Share Option (offered on and after May 2, 2016) | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the contract), and prior to age 59 1∕2 a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Class S - L Share Option (offered on and after May 2, 2016) | CybersecurityandCertainBusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in our systems and the systems of third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. A cyber-attack could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for us. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters and events may adversely affect our ability to conduct business or administer the contract, particularly if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
Class S - L Share Option (offered on and after May 2, 2016) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract including loss of principal.
Class S - L Share Option (offered on and after May 2, 2016) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.Withdrawal charges may apply for the first 7 years of the Contract if Class S has been elected or the first 4 years of the Contract if the Class S – L Share Option has been elected. Withdrawal charges will reduce the value of your Contract if you withdraw money during the applicable time period.The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long time horizon.
Class S - L Share Option (offered on and after May 2, 2016) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies).•Each investment option has its own unique risks.•You should review the prospectuses for the available funds before making an investment decision.
Class S - L Share Option (offered on and after May 2, 2016) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. Any obligations and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Brighthouse, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Principal Risk [Text Block]	Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise.
Class S - L Share Option (offered on and after May 2, 2016) | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Class S - L Share Option (offered on and after May 2, 2016) | ABGlobalDynamicAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AB Global Dynamic Allocation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	3.70%
Class S - L Share Option (offered on and after May 2, 2016) | ABInternationalBondPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AB International Bond Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Class S - L Share Option (offered on and after May 2, 2016) | AllspringMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Allspring Mid Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	13.21%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Class S - L Share Option (offered on and after May 2, 2016) | AmericanFundsBalancedAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Class S - L Share Option (offered on and after May 2, 2016) | AmericanFundsGrowthAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Name [Text Block]	American Funds® Growth Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	20.27%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Class S - L Share Option (offered on and after May 2, 2016) | AmericanFundsGrowthPortfolioClassCMember
Prospectus:
Portfolio Company Name [Text Block]	American Funds® Growth Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	37.99%
Average Annual Total Returns, 5 Years [Percent]	18.29%
Average Annual Total Returns, 10 Years [Percent]	13.99%
Class S - L Share Option (offered on and after May 2, 2016) | AmericanFundsModerateAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	5.49%
Class S - L Share Option (offered on and after May 2, 2016) | BlackRockGlobalTacticalStrategiesPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Tactical Strategies Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Class S - L Share Option (offered on and after May 2, 2016) | BlackRockHighYieldPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock High Yield Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.07%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Class S - L Share Option (offered on and after May 2, 2016) | BrighthouseAssetAllocation100PortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Class S - L Share Option (offered on and after May 2, 2016) | BrighthouseBalancedPlusPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Balanced Plus Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Overlay Portion: Pacific Investment Management Company LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.24%
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	4.78%
Class S - L Share Option (offered on and after May 2, 2016) | BrighthouseSmallCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Class S - L Share Option (offered on and after May 2, 2016) | BrighthouseabrdnEmergingMarketsEquityPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	abrdn Investments Limited
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	6.47%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	1.30%
Class S - L Share Option (offered on and after May 2, 2016) | BrighthouseEatonVanceFloatingRatePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Eaton Vance Floating Rate Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Class S - L Share Option (offered on and after May 2, 2016) | BrighthouseFranklinLowDurationTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.59%
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Class S - L Share Option (offered on and after May 2, 2016) | CBREGlobalRealEstatePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Class S - L Share Option (offered on and after May 2, 2016) | HarrisOakmarkInternationalPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.95%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	3.19%
Class S - L Share Option (offered on and after May 2, 2016) | InvescoBalancedRiskAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Allocation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	4.21%
Class S - L Share Option (offered on and after May 2, 2016) | InvescoComstockPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Comstock Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.21%
Average Annual Total Returns, 5 Years [Percent]	13.33%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Class S - L Share Option (offered on and after May 2, 2016) | InvescoGlobalEquityPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	34.58%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Class S - L Share Option (offered on and after May 2, 2016) | InvescoSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Class S - L Share Option (offered on and after May 2, 2016) | JPMorganCoreBondPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Core Bond Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Class S - L Share Option (offered on and after May 2, 2016) | JPMorganGlobalActiveAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Global Active Allocation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.51%
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Class S - L Share Option (offered on and after May 2, 2016) | LoomisSaylesGlobalAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Global Allocation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	22.20%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Class S - L Share Option (offered on and after May 2, 2016) | LoomisSaylesGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	51.73%
Average Annual Total Returns, 5 Years [Percent]	16.12%
Average Annual Total Returns, 10 Years [Percent]	10.53%
Class S - L Share Option (offered on and after May 2, 2016) | MetLifeMultiIndexTargetedRiskPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Multi-Index Targeted Risk Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Overlay Portion: MetLife Investment Management, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.82%
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	4.44%
Class S - L Share Option (offered on and after May 2, 2016) | MFSResearchInternationalPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	4.17%
Class S - L Share Option (offered on and after May 2, 2016) | PanAgoraGlobalDiversifiedRiskPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	PanAgora Global Diversified Risk Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	PanAgora Asset Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	4.71%
Average Annual Total Returns, 5 Years [Percent]	2.47%
Class S - L Share Option (offered on and after May 2, 2016) | PIMCOInflationProtectedBondPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	3.59%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Class S - L Share Option (offered on and after May 2, 2016) | PIMCOTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	6.05%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Class S - L Share Option (offered on and after May 2, 2016) | SchrodersGlobalMultiAssetPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Schroders Global Multi-Asset Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Class S - L Share Option (offered on and after May 2, 2016) | SSGAEmergingMarketsEnhancedIndexPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	SSGA Emerging Markets Enhanced Index Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.50%
Class S - L Share Option (offered on and after May 2, 2016) | SSGAGrowthandIncomeETFPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	SSGA Growth and Income ETF Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	7.51%
Average Annual Total Returns, 10 Years [Percent]	5.49%
Class S - L Share Option (offered on and after May 2, 2016) | SSGAGrowthETFPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	SSGA Growth ETF Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	6.43%
Class S - L Share Option (offered on and after May 2, 2016) | TRowePriceLargeCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.64%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Class S - L Share Option (offered on and after May 2, 2016) | TRowePriceMidCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.Sub-Subadviser: T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	19.84%
Average Annual Total Returns, 5 Years [Percent]	11.63%
Average Annual Total Returns, 10 Years [Percent]	10.45%
Class S - L Share Option (offered on and after May 2, 2016) | VictorySycamoreMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.94%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Class S - L Share Option (offered on and after May 2, 2016) | WesternAssetManagementGovernmentIncomePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Management Government Income Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	0.21%
Average Annual Total Returns, 10 Years [Percent]	1.26%
Class S - L Share Option (offered on and after May 2, 2016) | BaillieGiffordInternationalStockPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Baillie Gifford International Stock Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Baillie Gifford Overseas Limited
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.36%
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Class S - L Share Option (offered on and after May 2, 2016) | BlackRockBondIncomePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	5.59%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	1.95%
Class S - L Share Option (offered on and after May 2, 2016) | BlackRockCapitalAppreciationPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	49.23%
Average Annual Total Returns, 5 Years [Percent]	15.86%
Average Annual Total Returns, 10 Years [Percent]	12.60%
Class S - L Share Option (offered on and after May 2, 2016) | BlackRockUltraShortTermBondPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Ultra-Short Term Bond Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Class S - L Share Option (offered on and after May 2, 2016) | BrighthouseAssetAllocation20PortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Class S - L Share Option (offered on and after May 2, 2016) | BrighthouseAssetAllocation40PortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.34%
Class S - L Share Option (offered on and after May 2, 2016) | BrighthouseAssetAllocation60PortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.59%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Class S - L Share Option (offered on and after May 2, 2016) | BrighthouseAssetAllocation80PortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	6.91%
Class S - L Share Option (offered on and after May 2, 2016) | BrighthouseArtisanMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Artisan Mid Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	18.24%
Average Annual Total Returns, 5 Years [Percent]	11.28%
Average Annual Total Returns, 10 Years [Percent]	6.48%
Class S - L Share Option (offered on and after May 2, 2016) | BrighthouseDimensionalInternationalSmallCompanyPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Dimensional International Small Company Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	4.42%
Class S - L Share Option (offered on and after May 2, 2016) | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	7.38%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Class S - L Share Option (offered on and after May 2, 2016) | FrontierMidCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.73%
Average Annual Total Returns, 5 Years [Percent]	10.99%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Class S - L Share Option (offered on and after May 2, 2016) | JennisonGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Jennison Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	52.86%
Average Annual Total Returns, 5 Years [Percent]	17.69%
Average Annual Total Returns, 10 Years [Percent]	14.03%
Class S - L Share Option (offered on and after May 2, 2016) | MetLifeAggregateBondIndexPortfolioClassGMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio — Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	4.90%
Average Annual Total Returns, 5 Years [Percent]	0.57%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Class S - L Share Option (offered on and after May 2, 2016) | MetLifeMidCapStockIndexPortfolioClassGMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio — Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	15.76%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Class S - L Share Option (offered on and after May 2, 2016) | MetLifeMSCIEAFEIndexPortfolioClassGMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio — Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	7.67%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Class S - L Share Option (offered on and after May 2, 2016) | MetLifeRussell2000IndexPortfolioClassGMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio — Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.47%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Class S - L Share Option (offered on and after May 2, 2016) | MetLifeStockIndexPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	25.63%
Average Annual Total Returns, 5 Years [Percent]	15.10%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Class S - L Share Option (offered on and after May 2, 2016) | MFSValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Class S - L Share Option (offered on and after May 2, 2016) | NeubergerBermanGenesisPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	8.48%
Class S - L Share Option (offered on and after May 2, 2016) | TRowePriceLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	46.53%
Average Annual Total Returns, 5 Years [Percent]	13.23%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Class S - L Share Option (offered on and after May 2, 2016) | WesternAssetManagementStrategicBondOpportunitiesPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	2.76%
Class S - L Share Option (offered on and after May 2, 2016) | WesternAssetManagementUSGovernmentPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.59%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Class S - L Share Option (offered on and after May 2, 2016) | JanusHendersonGlobalSustainableEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Sustainable Equity Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	23.24%
Class S - L Share Option (offered on and after May 2, 2016) | GuaranteedWithdrawalBenefitGWBv1Member
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.80%
Optional Benefit Expense, Footnotes [Text Block]	Note 3. These charges are deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 4: These charges are deducted solely from Account Value in the Separate Account. You may not elect certain other optional benefits together. Specifically, the Guaranteed Lifetime Withdrawal Benefit: You may not select this rider together with the GWB v1 rider.
Other Annual Expense (of Other Amount), Current [Percent]	0.90%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.80%
Optional Benefit Expense, Footnotes [Text Block]	Note 3. These charges are deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 4: These charges are deducted solely from Account Value in the Separate Account. You may not elect certain other optional benefits together. Specifically, the Guaranteed Lifetime Withdrawal Benefit: You may not select this rider together with the GWB v1 rider.
Calculation Method of Benefit [Text Block]	APPENDIX C Guaranteed Withdrawal Benefit Examples The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit (GWB) rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The GWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum. If you become confined to a nursing home, you may request a higher GWB Withdrawal Rate if you satisfy the conditions of the Payment Enhancement Feature. For a description of the conditions, see “Living Benefits – Guaranteed Withdrawal Benefit – Payment Enhancement Feature.” A.GWB – Annual Benefit Payment Continuing When Account Value Reaches ZeroWhen you purchase a contract and elect the optional GWB rider: •your initial Account Value is equal to your initial Purchase Payment; •your initial Total Guaranteed Withdrawal Amount (the minimum amount you are guaranteed to receive over time) is equal to your initial Purchase Payment; •your initial Remaining Guaranteed Withdrawal Amount (the remaining minimum amount you are guaranteed to receive over time) is equal to the initial Total Guaranteed Withdrawal Amount; and •your initial Annual Benefit Payment (the amount you may withdraw each Contract Year without taking an Excess Withdrawal) is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the applicable GWB Withdrawal Rate (see “Living Benefits – Guaranteed Withdrawal Benefit (GWB) – GWB Rate Table”). The graphic example below shows how withdrawing the Annual Benefit Payment each Contract Year reduces the Remaining Guaranteed Withdrawal Amount and Account Value. Assume that over time the Account Value is reduced to zero by the effects of withdrawing the Annual Benefit Payment and poor market performance. If the Account Value reaches zero while a Remaining Guaranteed Withdrawal Amount still remains, we will begin making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Remaining Guaranteed Withdrawal Amount is exhausted. The total amount withdrawn over the life of the contract will be equal to the initial Total Guaranteed Withdrawal Amount. B.GWB – Effect of an Excess WithdrawalA withdrawal that causes your total withdrawals in a Contract Year to exceed the Annual Benefit Payment is called an “Excess Withdrawal.” As described in Example A above, if you do not take Excess Withdrawals, the GWB rider guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time, even if your Account Value is reduced to zero. Non-Excess Withdrawals do not decrease the Total Guaranteed Withdrawal Amount or Annual Benefit Payment, and decrease the Remaining Guaranteed Withdrawal Amount by the dollar amount of the withdrawal. If you do take an Excess Withdrawal, you will reduce the amount guaranteed be returned to you under the GWB rider. If you take an Excess Withdrawal, we will: •reduce the Total Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduced the Account Value; •reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduces the Account Value; and •reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. For example, if an Excess Withdrawal is equal to 10% of the Account Value, that Excess Withdrawal will reduce both the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by 10%, and the new Annual Benefit Payment will be calculated based on the reduced Total Guaranteed Withdrawal Amount. These reductions in the Total Guaranteed Withdrawal Amount, Remaining Guaranteed Withdrawal Amount, and Annual Benefit Payment may be significant, particularly when the Account Value at the time of the Excess Withdrawal is lower than the Total Guaranteed Withdrawal Amount. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract. C.GWB — Excess Withdrawals — Single Withdrawal vs. Multiple WithdrawalsAssume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000, your initial Total Guaranteed Withdrawal Amount would be $100,000, and your initial Remaining Guaranteed Withdrawal Amount is $100,000. Also assume the GWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%). Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 – $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the withdrawal reduced the Account Value. The reduction is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500). Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 – $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount is not reduced, and the Remaining Guaranteed Withdrawal Amount is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 – $5,000). Since your second withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the second withdrawal reduced the Account Value. The reduction is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Total Guaranteed Withdrawal Amount would be reduced to $93,300 ($100,000 reduced by 6.7%), and the Remaining Guaranteed Withdrawal Amount would be reduced to $88,635 ($95,000 reduced by 6.7%). In addition, after the second withdrawal, the Annual Benefit Payment would be reset equal to $4,665 (5% x $93,300). D.GWB – How the Automatic Annual Step-Up WorksAs described in Example A above, when you purchase a contract and elect the optional GWB rider, the initial Account Value and Total Guaranteed Withdrawal Amount are equal to the initial Purchase Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by your GWB Withdrawal Rate. Assume that on the first contract anniversary the Account Value is greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. Assume that on the second contract anniversary the Account Value is once again greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will again increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. Even if the Account Value decreases after the second contract anniversary, the Total Guaranteed Withdrawal Amount and Annual Benefit Payment will not decrease as long as you do not take Excess Withdrawals. The graphic example below shows how the Automatic Annual Step-Ups on the first and second contract anniversaries increase the Total Guaranteed Withdrawal Amount. It also shows the contract Owner choosing to begin withdrawals of the Annual Benefit Payment on the fifth contract anniversary. Automatic Annual Step-Ups may only occur on contract anniversaries prior to the Owner’s 86th birthday. If an Automatic Annual Step-Up occurs, we may reset the GWB rider charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. If an Automatic Annual Step-Up would result in an increase in your GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.

Class S - L Share Option (offered on and after May 2, 2016) | mostexpensiveoptionalbenefitsMember
Prospectus:
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,671
No Surrender Expense, 1 Year, Minimum [Dollars]	3,030
No Surrender Expense, 3 Years, Maximum [Dollars]	22,559
No Surrender Expense, 3 Years, Minimum [Dollars]	9,271
No Surrender Expense, 5 Years, Maximum [Dollars]	36,849
No Surrender Expense, 5 Years, Minimum [Dollars]	15,760
No Surrender Expense, 10 Years, Maximum [Dollars]	70,013
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 33,134
Class S - L Share Option (offered on and after May 2, 2016) | LivingBenefitGLWBDeathBenefitMember
Prospectus:
Calculation Method of Benefit [Text Block]	APPENDIX D Guaranteed Lifetime Withdrawal Benefit Examples The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only. Benefit Base The initial Benefit Base is equal to your initial Purchase Payment. The Benefit Base is increased by any additional Purchase Payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below. A. Withdrawals Withdrawals Prior to the Lifetime Withdrawal Age There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a “Proportional Adjustment”). Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). Withdrawals After the Lifetime Withdrawal Age Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal. A “Non-Excess Withdrawal” is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal. An “Excess Withdrawal” is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. Examples: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%). Non-Excess Withdrawals You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal. Excess Withdrawals Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 – $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500). Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 – $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 – $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%). B. Rollup Rate On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary. Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%). If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each contract anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 × 5%). If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following contract anniversary. After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate. C. Automatic Step-Up On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the Benefit Base to the Account Value; (2) increases the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and (3) may increase the rider charge. Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%). At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%). On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above. At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the contract anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%). Illustrative GLWB Example The graph below is an illustration that incorporates several concepts of the GLWB rider. Please note: •The graph assumes no withdrawals occur until after the Lifetime Withdrawal Age. •The graph assumes no withdrawals occur until the Rollup Rate Period End Date is reached. •The graph assumes Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments. •The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same). •The graph shows the “Benefit Base had Automatic Step-Ups not occurred” for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).

Class S - L Share Option (offered on and after May 2, 2016) | PrincipalProtectionDeathBenefitMember
Prospectus:
Calculation Method of Benefit [Text Block]	APPENDIX E Principal Protection Death Benefit Example The investment results shown in the example below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The example below does not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. All amounts are rounded to the nearest dollar. This is the standard death benefit that is part of your Contract at no additional charge.The purpose of this example is to show how partial withdrawals reduce the standard death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2024	$100,000
B	Account Value	10/1/2025 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 10/1/2025	$104,000 (= greater of A and B)
D	Account Value	10/1/2026 (Second Contract Anniversary)	$90,000
E	Death Benefit	10/1/2026	$100,000 (= greater of A and D)
F	Withdrawal	10/2/2026	$9,000
G	Percentage Reduction in Account Value	10/2/2026	10% (= F/D)
H	Account Value after Withdrawal	10/2/2026	$81,000 (= D-F)
I	Purchase Payments reduced for Withdrawal	As of 10/2/2026	$90,000 (= A-(A × G))
J	Death Benefit	10/2/2026	$90,000 (= greater of H and I)
Notes to Example Purchaser is age 60 at issue. The Account Values on 10/1/2026 and 10/2/2026 are assumed to be equal prior to the withdrawal.
Class S - L Share Option (offered on and after May 2, 2016) | FlexChoiceAccessMember | GLWBDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense, Footnotes [Text Block]	Note 6. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 7. The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to February 12, 2018 were issued with the FlexChoice version of GLWB. FlexChoice Access Level is currently available for purchase. FlexChoice and FlexChoice Access Expedite are no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for more information about FlexChoice Access and FlexChoice.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense, Footnotes [Text Block]	Note 6. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 7. The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to February 12, 2018 were issued with the FlexChoice version of GLWB. FlexChoice Access Level is currently available for purchase. FlexChoice and FlexChoice Access Expedite are no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for more information about FlexChoice Access and FlexChoice.